Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
July 31, 2024
TMX-NPRT3-0924
1.9891459.105
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	7,958	320,389
AST SpaceMobile, Inc. Class A, (a)(b)	58,609	1,212,034
AT&T, Inc.	3,007,250	57,889,563
ATN International, Inc.	4,183	124,110
Bandwidth, Inc. Class A, (a)	9,193	209,784
Cogent Communications Group, Inc.	17,846	1,259,749
Consolidated Communications Holdings, Inc. (a)	29,894	137,512
Frontier Communications Parent, Inc. (a)(b)	94,468	2,767,912
GCI Liberty, Inc. Class A (Escrow) (c)(j)	19,818	0
Globalstar, Inc. (a)(b)	316,101	382,482
IDT Corp. Class B	9,253	353,742
Iridium Communications, Inc.	51,271	1,471,478
Liberty Global Ltd.:
Class A	49,205	959,005
Class C (b)	94,863	1,907,695
Liberty Latin America Ltd.:
Class A (a)	21,538	225,718
Class C (a)	45,488	482,173
Lumen Technologies, Inc. (a)(b)	429,051	1,351,511
Shenandoah Telecommunications Co.	21,474	457,181
Verizon Communications, Inc.	1,765,488	71,537,574
		143,049,612
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	154,535	820,581
Atlanta Braves Holdings, Inc.:
Class A	4,437	203,747
Class C,	17,869	776,051
Cinemark Holdings, Inc. (a)(b)	44,623	1,052,210
Electronic Arts, Inc.	102,129	15,415,351
Endeavor Group Holdings, Inc. (b)	77,331	2,120,416
Eventbrite, Inc. (a)	34,216	167,316
Liberty Media Corp. Liberty Formula One:
Class A	12,400	917,228
Class C	85,670	6,928,133
Liberty Media Corp. Liberty Live:
Class C	20,646	805,607
Series A	7,085	267,600
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,625	253,321
Class B (a)	52,708	434,314
Live Nation Entertainment, Inc. (a)	59,636	5,736,387
Madison Square Garden Entertainment Corp. Class A (a)	17,762	701,421
Madison Square Garden Sports Corp. (a)	6,920	1,386,837
Marcus Corp.	9,550	120,235
Netflix, Inc. (a)	180,767	113,584,944
Playtika Holding Corp.	27,989	213,556
Roblox Corp. (a)	211,156	8,767,197
Roku, Inc. Class A (a)	52,933	3,081,230
Skillz, Inc. (a)(b)	4,989	32,179
Sphere Entertainment Co. (a)	11,450	509,296
Take-Two Interactive Software, Inc. (a)	66,706	10,041,254
The Walt Disney Co.	764,806	71,654,674
TKO Group Holdings, Inc.	24,683	2,699,086
Vivid Seats, Inc. Class A (a)(b)	25,461	124,250
Warner Bros Discovery, Inc. (a)	938,095	8,114,522
Warner Music Group Corp. Class A (b)	59,070	1,772,691
		258,701,634
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A	2,465,131	422,868,572
Class C	2,049,119	354,804,955
Angi, Inc. Class A, (a)	34,532	80,114
Bumble, Inc. (a)	40,283	376,243
CarGurus, Inc. Class A (a)	33,181	823,552
Cars.com, Inc. (a)	26,713	550,822
EverQuote, Inc. Class A (a)	9,501	247,881
fuboTV, Inc. (a)(b)	118,402	172,867
IAC, Inc. (a)	28,929	1,527,740
Match Group, Inc. (a)	111,247	4,242,961
MediaAlpha, Inc. Class A (a)	10,778	158,113
Meta Platforms, Inc. Class A	919,351	436,535,435
Nextdoor Holdings, Inc. Class A (a)	70,748	200,924
Pinterest, Inc. Class A (a)	251,666	8,040,729
QuinStreet, Inc. (a)	22,681	424,135
Rumble, Inc. (a)(b)	33,610	212,415
Shutterstock, Inc. (b)	9,662	427,254
Snap, Inc. Class A (a)	429,484	5,720,727
TripAdvisor, Inc. (a)	45,437	801,054
Vimeo, Inc. (a)	64,952	261,107
Yelp, Inc. (a)	28,286	1,030,459
Ziff Davis, Inc. (a)	19,561	936,581
ZipRecruiter, Inc. (a)	30,731	281,496
Zoominfo Technologies, Inc. (a)	119,415	1,356,554
		1,242,082,690
Media - 0.7%
Advantage Solutions, Inc. Class A (a)(b)	39,694	159,173
Altice U.S.A., Inc. Class A (a)	92,718	193,781
AMC Networks, Inc. Class A (a)(b)	12,354	137,500
Boston Omaha Corp. (a)	8,406	123,568
Cable One, Inc. (b)	1,936	800,304
Cardlytics, Inc. (a)(b)	20,758	172,084
Charter Communications, Inc. Class A (a)	41,148	15,624,719
Clear Channel Outdoor Holdings, Inc. (a)	142,253	236,140
Comcast Corp. Class A	1,642,239	67,775,204
E.W. Scripps Co. Class A (a)	21,884	82,284
EchoStar Corp. Class A (a)	50,354	1,011,108
Entravision Communication Corp. Class A	22,763	49,851
Fox Corp.:
Class A	97,482	3,708,215
Class B	54,563	1,933,167
Gannett Co., Inc. (a)(b)	59,351	291,413
Gray Television, Inc.	32,224	207,200
iHeartMedia, Inc. (a)	38,315	68,201
Integral Ad Science Holding Corp. (a)	26,900	273,842
Interpublic Group of Companies, Inc.	158,338	5,093,733
John Wiley & Sons, Inc. Class A	17,779	848,947
Liberty Broadband Corp.:
Class A (a)	7,074	468,440
Class C (a)	46,742	3,149,943
Liberty Media Corp. Liberty SiriusXM:
Class A	32,634	738,181
Class C	61,332	1,380,583
Magnite, Inc. (a)	51,079	742,689
National CineMedia, Inc. (a)(b)	39,168	236,575
News Corp.:
Class A	150,813	4,159,423
Class B	56,226	1,601,879
Nexstar Media Group, Inc.	13,119	2,424,260
Omnicom Group, Inc.	82,052	8,044,378
Paramount Global:
Class A (b)	13,571	310,776
Class B (b)	184,920	2,111,786
PubMatic, Inc. Class A (a)	16,950	372,222
Scholastic Corp.	10,641	333,383
Sinclair, Inc. Class A (b)	17,112	263,183
Sirius XM Holdings, Inc. (b)	275,341	949,926
Stagwell, Inc. (a)	47,524	317,460
TechTarget, Inc. (a)	11,522	368,704
TEGNA, Inc.	72,194	1,150,050
The New York Times Co. Class A	68,351	3,662,930
The Trade Desk, Inc. Class A (a)	186,905	16,799,021
Thryv Holdings, Inc. (a)	12,668	246,773
WideOpenWest, Inc. (a)	17,456	95,135
		148,718,134
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	24,939	226,446
NII Holdings, Inc. (a)(c)	11,652	0
Spok Holdings, Inc.	8,159	125,077
T-Mobile U.S., Inc.	216,113	39,393,078
Telephone & Data Systems, Inc.	40,875	866,550
U.S. Cellular Corp. (a)	5,995	322,231
		40,933,382
TOTAL COMMUNICATION SERVICES		1,833,485,452
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.2%
Adient PLC (a)	38,077	980,864
American Axle & Manufacturing Holdings, Inc. (a)	47,230	350,919
Aptiv PLC (a)	113,871	7,901,509
Autoliv, Inc.	30,359	3,070,509
BorgWarner, Inc.	95,986	3,389,266
Cooper-Standard Holding, Inc. (a)	6,927	102,381
Dana, Inc.	52,172	663,106
Dorman Products, Inc. (a)	11,814	1,197,585
Fox Factory Holding Corp. (a)	17,521	935,446
Garrett Motion, Inc. (a)	55,707	487,993
Gentex Corp.	97,847	3,039,128
Gentherm, Inc. (a)	13,385	738,584
Holley, Inc. (a)	18,974	74,758
LCI Industries	10,614	1,238,548
Lear Corp.	23,942	2,921,882
Luminar Technologies, Inc. Class A (a)(b)	131,440	218,190
Mobileye Global, Inc. Class A (a)(b)	32,090	673,890
Modine Manufacturing Co. (a)	22,013	2,590,050
Patrick Industries, Inc.	8,760	1,121,806
Phinia, Inc.	19,209	858,642
QuantumScape Corp. Class A (a)(b)	151,082	975,990
Solid Power, Inc. (a)	49,690	93,417
Standard Motor Products, Inc.	7,533	246,555
Stoneridge, Inc. (a)	11,099	186,574
The Goodyear Tire & Rubber Co. (a)	119,523	1,398,419
Visteon Corp. (a)	11,742	1,356,671
XPEL, Inc. (a)	9,203	376,127
		37,188,809
Automobiles - 1.4%
Canoo, Inc. (a)(b)	19,269	38,731
Ford Motor Co.	1,647,090	17,821,514
General Motors Co.	479,033	21,230,743
Harley-Davidson, Inc.	51,488	1,930,800
Lucid Group, Inc. Class A (a)(b)	374,559	1,318,448
Rivian Automotive, Inc. (a)(b)	293,481	4,816,023
Tesla, Inc. (a)	1,164,043	270,139,459
Thor Industries, Inc.	22,377	2,375,095
Winnebago Industries, Inc.	12,429	777,061
		320,447,874
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	3,841,820	718,343,504
Big Lots, Inc. (a)(b)	10,244	10,449
ContextLogic, Inc. (a)(b)	7,430	40,122
Dillard's, Inc. Class A (b)	1,484	591,508
eBay, Inc.	212,674	11,826,801
Etsy, Inc. (a)	49,029	3,193,749
Groupon, Inc. (a)(b)	10,350	137,862
Kohl's Corp. (b)	45,910	994,411
Macy's, Inc.	115,387	1,993,887
Nordstrom, Inc. (b)	41,092	938,130
Ollie's Bargain Outlet Holdings, Inc. (a)	25,718	2,511,106
Qurate Retail, Inc. Series A (a)	136,952	98,154
		740,679,683
Distributors - 0.1%
A-Mark Precious Metals, Inc. (b)	7,004	269,234
Genuine Parts Co.	58,526	8,609,760
LKQ Corp.	111,615	4,632,023
Pool Corp.	16,067	6,009,701
		19,520,718
Diversified Consumer Services - 0.1%
ADT, Inc.	114,308	889,316
Adtalem Global Education, Inc. (a)	15,751	1,235,036
Allurion Technologies, Inc. (b)	14,196	12,207
Bright Horizons Family Solutions, Inc. (a)	24,146	2,903,557
Carriage Services, Inc.	5,124	164,275
Chegg, Inc. (a)	41,526	141,604
Coursera, Inc. (a)	42,513	395,371
Duolingo, Inc. (a)	15,484	2,662,319
European Wax Center, Inc. (a)(b)	14,609	137,179
Frontdoor, Inc. (a)	33,138	1,307,625
Graham Holdings Co.	1,467	1,136,705
Grand Canyon Education, Inc. (a)	12,186	1,900,407
H&R Block, Inc.	58,699	3,401,020
Laureate Education, Inc.	56,566	876,773
Mister Car Wash, Inc. (a)(b)	39,984	303,878
Nerdy, Inc. Class A (a)	27,542	47,648
OneSpaWorld Holdings Ltd.	39,024	627,896
Perdoceo Education Corp.	27,746	687,823
Service Corp. International	60,939	4,869,635
Strategic Education, Inc.	9,141	963,461
Stride, Inc. (a)	16,943	1,287,329
Udemy, Inc. (a)	38,515	355,879
Universal Technical Institute, Inc. (a)	16,780	317,813
WW International, Inc. (a)(b)	29,698	31,777
		26,656,533
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc. (a)	22,715	277,123
Airbnb, Inc. Class A (a)	185,254	25,854,048
Aramark	111,235	3,812,023
Bally's Corp. (a)	11,773	202,849
BJ's Restaurants, Inc. (a)	9,395	296,694
Bloomin' Brands, Inc.	36,567	762,422
Booking Holdings, Inc.	14,230	52,864,592
Bowlero Corp. Class A (b)	15,261	197,630
Boyd Gaming Corp.	28,290	1,722,012
Brinker International, Inc. (a)	18,845	1,259,034
Caesars Entertainment, Inc. (a)	90,755	3,625,662
Carnival Corp. (a)	424,628	7,074,302
Chipotle Mexican Grill, Inc. (a)	576,198	31,299,075
Choice Hotels International, Inc. (b)	10,032	1,278,578
Churchill Downs, Inc.	27,993	4,018,675
Chuy's Holdings, Inc. (a)	7,051	261,522
Cracker Barrel Old Country Store, Inc. (b)	9,481	434,514
Darden Restaurants, Inc.	49,952	7,307,478
Dave & Buster's Entertainment, Inc. (a)	13,952	524,735
Denny's Corp. (a)	21,382	157,372
Dine Brands Global, Inc.	6,230	223,283
Domino's Pizza, Inc.	14,654	6,282,170
Doordash, Inc. (a)	131,422	14,551,044
Draftkings Holdings, Inc. (a)	200,173	7,396,392
Dutch Bros, Inc. (a)	35,873	1,372,142
El Pollo Loco Holdings, Inc. (a)	10,001	120,612
Everi Holdings, Inc. (a)	34,556	444,736
Expedia Group, Inc. (a)	53,328	6,808,386
First Watch Restaurant Group, Inc. (a)(b)	9,731	158,323
Golden Entertainment, Inc.	9,527	318,488
Hilton Grand Vacations, Inc. (a)	28,920	1,249,633
Hilton Worldwide Holdings, Inc.	104,834	22,504,715
Hyatt Hotels Corp. Class A	18,899	2,784,390
Jack in the Box, Inc.	7,884	468,625
Krispy Kreme, Inc.	36,502	388,016
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,231	128,260
Las Vegas Sands Corp.	152,856	6,063,798
Life Time Group Holdings, Inc. (a)(b)	25,843	536,759
Light & Wonder, Inc. Class A (a)	37,672	4,038,438
Lindblad Expeditions Holdings (a)	15,398	132,577
Marriott International, Inc. Class A	100,578	22,861,379
Marriott Vacations Worldwide Corp.	13,735	1,161,706
McDonald's Corp.	302,304	80,231,482
MGM Resorts International (a)	105,202	4,520,530
Monarch Casino & Resort, Inc.	5,444	426,156
Norwegian Cruise Line Holdings Ltd. (a)	179,267	3,303,891
Papa John's International, Inc.	14,162	626,385
Penn Entertainment, Inc. (a)	61,796	1,234,066
Planet Fitness, Inc. (a)	36,639	2,700,294
Playa Hotels & Resorts NV (a)	45,640	386,799
PlayAGS, Inc. (a)	16,810	192,475
Portillo's, Inc. Class A (a)(b)	23,105	239,368
Potbelly Corp. (a)	9,769	71,314
RCI Hospitality Holdings, Inc. (b)	3,497	173,032
Red Robin Gourmet Burgers, Inc. (a)(b)	6,198	34,771
Red Rock Resorts, Inc.	20,872	1,189,704
Royal Caribbean Cruises Ltd.	99,360	15,571,699
Rush Street Interactive, Inc. (a)	30,660	306,907
Sabre Corp. (a)	163,011	559,128
Shake Shack, Inc. Class A (a)	15,802	1,384,571
Six Flags Entertainment Corp.	39,011	1,858,094
Soho House & Co., Inc. Class A (a)(b)	14,114	70,711
Starbucks Corp.	475,411	37,058,287
Sweetgreen, Inc. Class A (a)	38,448	1,056,551
Target Hospitality Corp. (a)	11,074	103,653
Texas Roadhouse, Inc.	27,961	4,882,270
The Cheesecake Factory, Inc.	19,929	775,039
Travel+Leisure Co.	29,859	1,376,201
United Parks & Resorts, Inc. (a)(b)	14,745	776,324
Vail Resorts, Inc.	15,918	2,897,235
Wendy's Co.	69,937	1,184,033
Wingstop, Inc.	12,305	4,600,593
Wyndham Hotels & Resorts, Inc.	33,848	2,562,971
Wynn Resorts Ltd.	39,619	3,281,246
Xponential Fitness, Inc. (a)	10,105	173,503
Yum! Brands, Inc.	118,112	15,688,817
		434,722,312
Household Durables - 0.6%
Beazer Homes U.S.A., Inc. (a)	11,527	388,114
Cavco Industries, Inc. (a)	3,297	1,367,002
Century Communities, Inc.	12,002	1,256,729
Cricut, Inc.	19,649	122,020
D.R. Horton, Inc.	124,446	22,391,569
Dream Finders Homes, Inc. (a)(b)	10,489	330,928
Ethan Allen Interiors, Inc.	9,261	285,887
Garmin Ltd.	64,360	11,021,650
GoPro, Inc. Class A (a)	50,551	76,838
Green Brick Partners, Inc. (a)	10,911	798,140
Helen of Troy Ltd. (a)	10,003	591,277
Hovnanian Enterprises, Inc. Class A (a)	2,093	439,300
Installed Building Products, Inc.	9,853	2,663,759
iRobot Corp. (a)(b)	11,918	140,513
KB Home	30,602	2,634,220
La-Z-Boy, Inc.	17,930	791,430
Landsea Homes Corp. Class A (a)	4,499	54,798
Legacy Housing Corp. (a)	2,866	81,624
Leggett & Platt, Inc.	56,930	749,768
Lennar Corp.:
Class A	102,071	18,059,422
Class B	6,135	1,012,030
LGI Homes, Inc. (a)	8,736	1,005,252
Lovesac (a)	5,816	159,126
M/I Homes, Inc. (a)	11,519	1,921,715
Meritage Homes Corp.	15,150	3,073,481
Mohawk Industries, Inc. (a)	22,242	3,582,519
Newell Brands, Inc.	163,197	1,401,862
NVR, Inc. (a)	1,316	11,327,444
PulteGroup, Inc.	88,501	11,682,132
Purple Innovation, Inc. Class A (a)	23,698	32,703
SharkNinja, Inc.	20,574	1,581,112
Skyline Champion Corp. (a)	22,892	1,865,927
Sonos, Inc. (a)	52,248	705,348
Taylor Morrison Home Corp. (a)	44,347	2,974,797
Tempur Sealy International, Inc.	72,734	3,807,625
Toll Brothers, Inc.	43,620	6,225,010
TopBuild Corp. (a)	13,241	6,336,348
TRI Pointe Homes, Inc. (a)	40,116	1,815,249
Vizio Holding Corp. (a)(b)	42,188	463,224
Whirlpool Corp.	22,911	2,336,235
Worthington Enterprises, Inc.	12,826	640,146
ZAGG, Inc. rights (a)(c)	5,004	0
		128,194,273
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	12,444	903,186
AMMO, Inc. (a)(b)	33,915	61,725
Brunswick Corp.	28,454	2,317,578
Clarus Corp.	10,505	63,450
Funko, Inc. (a)(b)	14,640	146,254
Hasbro, Inc.	54,858	3,536,147
JAKKS Pacific, Inc. (a)	2,943	61,921
Johnson Outdoors, Inc. Class A	2,700	114,480
Malibu Boats, Inc. Class A (a)	8,244	313,602
MasterCraft Boat Holdings, Inc. (a)(b)	5,659	123,819
Mattel, Inc. (a)	144,899	2,795,102
Peloton Interactive, Inc. Class A (a)(b)	148,124	527,321
Polaris, Inc.	22,154	1,844,985
Smith & Wesson Brands, Inc.	18,433	305,066
Sturm, Ruger & Co., Inc.	7,147	322,401
Topgolf Callaway Brands Corp. (a)	60,515	998,498
Vista Outdoor, Inc. (a)	24,820	1,008,437
YETI Holdings, Inc. (a)	35,862	1,482,894
		16,926,866
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	11,572	119,886
Abercrombie & Fitch Co. Class A (a)	21,388	3,154,302
Academy Sports & Outdoors, Inc.	31,061	1,679,468
Advance Auto Parts, Inc.	24,838	1,572,991
America's Car Mart, Inc. (a)	2,352	162,876
American Eagle Outfitters, Inc.	77,720	1,713,726
Arhaus, Inc. Class A, (b)	16,992	258,108
Arko Corp.	28,834	188,863
Asbury Automotive Group, Inc. (a)	8,502	2,288,908
AutoNation, Inc. (a)	10,335	1,971,091
AutoZone, Inc. (a)	7,261	22,753,723
Bath & Body Works, Inc.	93,724	3,444,357
Best Buy Co., Inc.	80,974	7,005,870
Beyond, Inc. (a)(b)	18,028	203,716
Boot Barn Holdings, Inc. (a)	12,927	1,725,496
Build-A-Bear Workshop, Inc.	5,095	138,176
Burlington Stores, Inc. (a)	26,731	6,958,614
Caleres, Inc.	13,563	522,989
Camping World Holdings, Inc.	17,015	389,303
CarMax, Inc. (a)	65,921	5,566,369
CarParts.com, Inc. (a)	18,372	18,556
Carvana Co. Class A (a)	44,036	5,866,916
Chewy, Inc. (a)	57,082	1,380,243
Citi Trends, Inc. (a)(b)	3,435	67,360
Designer Brands, Inc. Class A (b)	18,042	147,223
Destination XL Group, Inc. (a)(b)	21,164	78,942
Dick's Sporting Goods, Inc.	24,474	5,294,950
EVgo, Inc. Class A (a)(b)	43,388	166,610
Five Below, Inc. (a)	23,161	1,684,731
Floor & Decor Holdings, Inc. Class A (a)	44,814	4,391,772
Foot Locker, Inc.	34,122	991,585
GameStop Corp. Class A (a)(b)	112,433	2,548,856
Gap, Inc.	90,618	2,127,711
Genesco, Inc. (a)	4,324	133,309
Group 1 Automotive, Inc.	5,593	2,045,472
GrowGeneration Corp. (a)(b)	21,926	50,649
Guess?, Inc. (b)	11,144	268,013
Haverty Furniture Companies, Inc.	5,364	157,004
J. Jill, Inc.	1,972	75,823
Leslie's, Inc. (a)(b)	78,457	231,448
Lithia Motors, Inc. Class A (sub. vtg.)	11,514	3,181,664
Lowe's Companies, Inc.	240,125	58,953,089
MarineMax, Inc. (a)	8,211	286,318
Monro, Inc.	12,053	371,473
Murphy U.S.A., Inc.	7,896	3,986,848
National Vision Holdings, Inc. (a)	31,575	456,575
O'Reilly Automotive, Inc. (a)	24,713	27,835,240
OneWater Marine, Inc. Class A (a)(b)	4,023	99,288
Penske Automotive Group, Inc.	8,142	1,417,604
Petco Health & Wellness Co., Inc. Class A (a)(b)	37,174	128,622
PetMed Express, Inc. (b)	9,038	34,254
Revolve Group, Inc. (a)(b)	15,968	308,981
RH (a)	6,428	1,864,634
Ross Stores, Inc.	140,729	20,156,615
RumbleON, Inc. Class B (a)	7,078	29,161
Sally Beauty Holdings, Inc. (a)	44,102	504,968
Shoe Carnival, Inc.	7,248	307,823
Signet Jewelers Ltd.	18,904	1,590,394
Sleep Number Corp. (a)(b)	8,514	100,465
Sonic Automotive, Inc. Class A (sub. vtg.)	6,453	384,212
Sportsman's Warehouse Holdings, Inc. (a)	14,099	35,952
Stitch Fix, Inc. (a)	36,307	171,006
The Aaron's Co., Inc.	13,588	135,880
The Buckle, Inc.	11,915	514,609
The Children's Place, Inc. (a)(b)	4,677	36,574
The Home Depot, Inc.	415,770	153,069,883
The ODP Corp. (a)	13,567	573,206
The RealReal, Inc. (a)(b)	35,882	134,199
thredUP, Inc. (a)	27,728	58,229
TJX Companies, Inc.	474,792	53,660,992
Tractor Supply Co.	45,290	11,925,763
Ulta Beauty, Inc. (a)	20,152	7,353,263
Upbound Group, Inc.	19,493	735,471
Urban Outfitters, Inc. (a)	24,298	1,118,923
Valvoline, Inc. (a)	54,458	2,532,297
Victoria's Secret & Co. (a)	32,667	579,839
Warby Parker, Inc. (a)	32,581	536,609
Wayfair LLC Class A (a)(b)	40,336	2,195,488
Williams-Sonoma, Inc.	53,993	8,351,637
Winmark Corp.	1,234	488,220
Zumiez, Inc. (a)	6,487	164,900
		455,917,173
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	48,290	1,619,647
Carter's, Inc. (b)	15,417	933,499
Columbia Sportswear Co.	14,243	1,163,653
Crocs, Inc. (a)	25,400	3,412,998
Deckers Outdoor Corp. (a)	10,779	9,945,029
Figs, Inc. Class A (a)(b)	50,791	330,142
G-III Apparel Group Ltd. (a)	16,587	457,304
Hanesbrands, Inc. (a)(b)	146,388	869,545
Kontoor Brands, Inc.	20,814	1,460,102
Levi Strauss & Co. Class A	42,532	779,612
lululemon athletica, Inc. (a)	48,127	12,448,530
Movado Group, Inc.	6,163	159,622
NIKE, Inc. Class B	508,376	38,057,027
Oxford Industries, Inc.	5,931	624,712
PVH Corp.	23,717	2,418,897
Ralph Lauren Corp. Class A	16,440	2,886,700
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	55,535	3,616,995
Steven Madden Ltd.	29,139	1,321,162
Tapestry, Inc.	96,258	3,858,983
Under Armour, Inc.:
Class A (sub. vtg.) (a)	80,468	560,862
Class C (non-vtg.) (a)	80,537	546,846
Vera Bradley, Inc. (a)	9,219	63,427
VF Corp. (b)	138,680	2,352,013
Wolverine World Wide, Inc.	34,040	506,175
		90,393,482
TOTAL CONSUMER DISCRETIONARY		2,270,647,723
CONSUMER STAPLES - 5.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	3,849	1,078,528
Brown-Forman Corp. Class B (non-vtg.)	75,148	3,393,684
Celsius Holdings, Inc. (a)	62,763	2,939,191
Coca-Cola Consolidated, Inc.	1,973	2,260,841
Constellation Brands, Inc. Class A (sub. vtg.)	67,607	16,574,532
Duckhorn Portfolio, Inc. (a)	17,292	125,540
Keurig Dr. Pepper, Inc.	437,775	15,006,927
MGP Ingredients, Inc.	6,738	549,484
Molson Coors Beverage Co. Class B	76,337	4,034,410
Monster Beverage Corp. (a)	298,025	15,333,386
National Beverage Corp.	10,197	497,512
PepsiCo, Inc.	576,646	99,569,465
The Coca-Cola Co.	1,623,862	108,376,550
The Vita Coco Co., Inc. (a)	13,242	342,173
		270,082,223
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	168,458	3,340,522
Andersons, Inc.	13,416	731,574
BJ's Wholesale Club Holdings, Inc. (a)	55,794	4,907,640
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
Casey's General Stores, Inc.	15,518	6,018,501
Chefs' Warehouse Holdings (a)	15,051	625,971
Costco Wholesale Corp.	186,009	152,899,398
Dollar General Corp.	92,324	11,114,886
Dollar Tree, Inc. (a)	87,077	9,085,614
Grocery Outlet Holding Corp. (a)	41,799	817,588
Ingles Markets, Inc. Class A	6,252	506,725
Kroger Co.	280,756	15,301,202
Performance Food Group Co. (a)	65,620	4,527,780
PriceSmart, Inc.	10,776	984,172
SpartanNash Co.	13,817	291,815
Sprouts Farmers Market LLC (a)	42,022	4,197,578
Sysco Corp.	209,000	16,019,850
Target Corp.	194,161	29,203,756
U.S. Foods Holding Corp. (a)	94,787	5,155,465
United Natural Foods, Inc. (a)	24,061	372,946
Walgreens Boots Alliance, Inc.	300,371	3,565,404
Walmart, Inc.	1,791,315	122,955,862
Weis Markets, Inc.	7,237	546,032
		393,170,281
Food Products - 0.7%
Archer Daniels Midland Co.	207,714	12,880,345
B&G Foods, Inc.	31,676	273,047
Beyond Meat, Inc. (a)(b)	26,690	167,613
BRC, Inc. Class A (a)(b)	18,139	103,574
Bunge Global SA	59,298	6,239,929
Cal-Maine Foods, Inc.	16,914	1,210,535
Calavo Growers, Inc.	7,185	170,931
Campbell Soup Co.	82,379	3,860,280
Conagra Brands, Inc.	201,037	6,095,442
Darling Ingredients, Inc. (a)	67,214	2,670,412
Flowers Foods, Inc.	80,615	1,815,450
Fresh Del Monte Produce, Inc.	14,307	358,390
Freshpet, Inc. (a)	20,309	2,471,605
General Mills, Inc.	236,946	15,908,554
Hormel Foods Corp.	122,103	3,920,727
Ingredion, Inc.	27,627	3,435,970
J&J Snack Foods Corp.	6,517	1,099,418
John B. Sanfilippo & Son, Inc.	3,642	381,937
Kellanova	110,719	6,438,310
Lamb Weston Holdings, Inc.	60,425	3,626,709
Lancaster Colony Corp.	8,541	1,648,925
McCormick & Co., Inc. (non-vtg.)	105,822	8,149,352
Mission Produce, Inc. (a)	17,092	192,114
Mondelez International, Inc.	562,678	38,459,041
Pilgrim's Pride Corp. (a)	16,895	696,581
Post Holdings, Inc. (a)	21,038	2,300,716
Seaboard Corp.	107	347,526
Seneca Foods Corp. Class A (a)	2,223	134,136
The Hain Celestial Group, Inc. (a)	36,283	280,830
The Hershey Co.	62,027	12,249,092
The J.M. Smucker Co.	44,768	5,280,386
The Kraft Heinz Co.	331,467	11,670,953
The Simply Good Foods Co. (a)	38,205	1,295,914
Tootsie Roll Industries, Inc.	7,209	222,326
TreeHouse Foods, Inc. (a)	20,289	817,241
Tyson Foods, Inc. Class A	119,652	7,286,807
Utz Brands, Inc. Class A	29,425	436,667
Vital Farms, Inc. (a)	11,686	426,422
Westrock Coffee Holdings (a)(b)	11,681	115,642
Whole Earth Brands, Inc. (a)	12,713	61,912
WK Kellogg Co.	27,922	491,427
		165,693,188
Household Products - 1.0%
Central Garden & Pet Co. (a)	6,792	270,593
Central Garden & Pet Co. Class A (non-vtg.)	18,880	648,717
Church & Dwight Co., Inc.	102,722	10,067,783
Colgate-Palmolive Co.	343,632	34,084,858
Energizer Holdings, Inc.	28,311	871,696
Kimberly-Clark Corp.	141,135	19,060,282
Procter & Gamble Co.	989,221	159,027,168
Reynolds Consumer Products, Inc.	23,383	650,515
Spectrum Brands Holdings, Inc.	12,296	1,040,365
The Clorox Co.	52,033	6,864,714
WD-40 Co.	5,693	1,489,346
		234,076,037
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	54,964	2,818,554
Coty, Inc. Class A (a)	153,265	1,524,987
Edgewell Personal Care Co.	21,059	824,460
elf Beauty, Inc. (a)	23,288	4,019,043
Estee Lauder Companies, Inc. Class A	97,952	9,756,999
Herbalife Ltd. (a)	42,064	516,546
Inter Parfums, Inc.	7,614	1,071,138
Kenvue, Inc.	804,752	14,879,864
MediFast, Inc. (b)	4,363	95,681
Nu Skin Enterprises, Inc. Class A	19,900	223,278
Olaplex Holdings, Inc. (a)	45,104	93,816
The Beauty Health Co. Class A, (a)	30,935	57,230
The Honest Co., Inc. (a)	26,663	99,453
USANA Health Sciences, Inc. (a)	4,489	200,209
		36,181,258
Tobacco - 0.5%
Altria Group, Inc.	719,773	35,276,075
Philip Morris International, Inc.	651,785	75,059,561
Turning Point Brands, Inc.	7,142	269,396
Universal Corp.	10,481	559,895
Vector Group Ltd.	56,323	719,808
		111,884,735
TOTAL CONSUMER STAPLES		1,211,087,722
ENERGY - 3.8%
Energy Equipment & Services - 0.4%
Archrock, Inc.	57,818	1,198,567
Atlas Energy Solutions, Inc.	25,676	545,358
Baker Hughes Co. Class A	418,880	16,219,034
Bristow Group, Inc. (a)	9,666	366,825
Cactus, Inc. Class A	27,633	1,744,195
Championx Corp.	80,267	2,749,947
Core Laboratories, Inc.	20,228	495,384
Diamond Offshore Drilling, Inc. (a)	44,172	725,304
DMC Global, Inc. (a)	9,126	123,201
Dril-Quip, Inc. (a)	13,781	238,687
Expro Group Holdings NV (a)	38,916	903,630
Halliburton Co.	372,003	12,901,064
Helix Energy Solutions Group, Inc. (a)	60,743	716,767
Helmerich & Payne, Inc.	42,038	1,699,176
KLX Energy Services Holdings, Inc. (a)(b)	5,491	37,833
Kodiak Gas Services, Inc.	8,984	259,188
Liberty Energy, Inc. Class A	63,691	1,538,138
Nabors Industries Ltd. (a)	3,588	368,954
Newpark Resources, Inc. (a)	29,544	244,033
Noble Corp. PLC	47,614	2,248,333
NOV, Inc.	166,928	3,475,441
Oceaneering International, Inc. (a)	43,095	1,293,712
Oil States International, Inc. (a)	25,816	147,668
Patterson-UTI Energy, Inc.	130,348	1,432,525
ProPetro Holding Corp. (a)	34,187	327,853
Ranger Energy Services, Inc. Class A	5,662	73,436
RPC, Inc.	34,329	256,438
Schlumberger Ltd.	599,611	28,955,215
SEACOR Marine Holdings, Inc. (a)	9,989	138,448
Select Water Solutions, Inc. Class A	34,508	407,885
Solaris Oilfield Infrastructure, Inc. Class A	11,742	154,407
TechnipFMC PLC	180,731	5,331,565
TETRA Technologies, Inc. (a)	48,762	181,882
Tidewater, Inc. (a)	20,442	2,022,940
Transocean Ltd. (United States) (a)(b)	300,954	1,742,524
U.S. Silica Holdings, Inc. (a)	32,160	498,158
Valaris Ltd. (a)	25,981	2,041,847
Weatherford International PLC	30,562	3,602,037
		97,407,599
Oil, Gas & Consumable Fuels - 3.4%
Aemetis, Inc. (a)(b)	14,329	45,996
Amplify Energy Corp. (a)	14,533	109,143
Antero Midstream GP LP	143,891	2,066,275
Antero Resources Corp. (a)	122,419	3,552,599
APA Corp.	150,653	4,698,867
Ardmore Shipping Corp.	18,031	390,912
Berry Corp.	27,210	186,661
California Resources Corp.	27,151	1,396,647
Centrus Energy Corp. Class A (a)	5,255	229,591
Cheniere Energy, Inc.	96,081	17,548,234
Chesapeake Energy Corp.	46,563	3,554,154
Chevron Corp.	718,959	115,371,351
Chord Energy Corp.	26,092	4,478,953
Civitas Resources, Inc.	38,654	2,696,503
Clean Energy Fuels Corp. (a)(b)	71,041	202,467
CNX Resources Corp. (a)(b)	65,493	1,733,600
Comstock Resources, Inc. (b)	40,140	380,126
ConocoPhillips Co.	490,717	54,567,730
CONSOL Energy, Inc. (a)	11,076	1,105,496
Coterra Energy, Inc.	311,851	8,045,756
Crescent Energy, Inc. Class A	44,108	539,441
CVR Energy, Inc.	12,784	365,622
Delek U.S. Holdings, Inc.	25,583	608,364
Devon Energy Corp.	266,113	12,515,294
Diamondback Energy, Inc.	74,904	15,153,828
Dorian LPG Ltd.	14,549	594,472
DT Midstream, Inc.	40,904	3,082,525
EOG Resources, Inc.	241,310	30,598,108
EQT Corp.	184,841	6,378,863
Evolution Petroleum Corp.	13,086	73,543
Excelerate Energy, Inc.	8,246	165,992
Exxon Mobil Corp.	1,881,812	223,164,085
FutureFuel Corp.	10,649	59,528
Gevo, Inc. (a)(b)	84,644	49,178
Granite Ridge Resources, Inc.	10,168	69,651
Green Plains, Inc. (a)	27,814	493,142
Gulfport Energy Corp. (a)	3,950	581,480
Hallador Energy Co. (a)	11,309	90,020
Hess Corp.	116,068	17,807,153
HF Sinclair Corp.	62,974	3,241,272
International Seaways, Inc.	16,142	903,952
Kinder Morgan, Inc.	809,897	17,113,124
Kinetik Holdings, Inc.	15,476	641,944
Kosmos Energy Ltd. (a)	198,977	1,100,343
Magnolia Oil & Gas Corp. Class A	76,885	2,094,347
Marathon Oil Corp.	236,307	6,628,411
Marathon Petroleum Corp.	147,865	26,175,062
Matador Resources Co.	48,700	2,994,076
Murphy Oil Corp.	60,518	2,504,235
New Fortress Energy, Inc. Class A (b)	27,617	545,160
Nextdecade Corp. (a)(b)	31,959	259,187
Northern Oil & Gas, Inc.	38,979	1,683,503
Occidental Petroleum Corp.	279,387	16,992,317
ONEOK, Inc.	244,764	20,396,184
Ovintiv, Inc.	104,308	4,844,064
Par Pacific Holdings, Inc. (a)	22,721	603,243
PBF Energy, Inc. Class A	44,369	1,808,037
Peabody Energy Corp.	44,655	991,788
Permian Resource Corp. Class A	215,287	3,302,503
Phillips 66 Co.	177,898	25,880,601
Range Resources Corp.	101,832	3,180,213
Rex American Resources Corp. (a)	6,212	315,632
Riley Exploration Permian, Inc.	3,007	88,075
Ring Energy, Inc. (a)	16,254	32,020
SandRidge Energy, Inc.	15,772	214,341
Scorpio Tankers, Inc.	18,960	1,453,853
Sitio Royalties Corp.	34,790	847,137
SM Energy Co.	48,337	2,233,169
Southwestern Energy Co. (a)	463,441	2,989,194
Talos Energy, Inc. (a)	66,785	790,734
Targa Resources Corp.	93,016	12,583,204
Teekay Corp. (a)	27,400	237,558
Teekay Tankers Ltd.	10,417	681,688
Tellurian, Inc. (a)(b)	353,232	325,892
Texas Pacific Land Corp. (b)	7,815	6,602,894
The Williams Companies, Inc.	511,252	21,953,161
Uranium Energy Corp. (a)(b)	169,974	1,007,946
VAALCO Energy, Inc.	41,960	300,434
Valero Energy Corp.	137,275	22,200,113
Vertex Energy, Inc. (a)(b)	30,405	22,506
Vital Energy, Inc. (a)(b)	11,013	480,277
Vitesse Energy, Inc.	9,014	234,003
W&T Offshore, Inc. (b)	37,782	91,055
World Kinect Corp.	25,453	710,902
		755,030,704
TOTAL ENERGY		852,438,303
FINANCIALS - 13.6%
Banks - 3.6%
1st Source Corp.	6,818	433,284
Amalgamated Financial Corp.	7,241	230,336
Amerant Bancorp, Inc. Class A	10,829	243,544
Ameris Bancorp	27,110	1,650,728
Arrow Financial Corp.	6,917	218,024
Associated Banc-Corp.	63,879	1,467,939
Atlantic Union Bankshares Corp.	38,135	1,574,594
Axos Financial, Inc. (a)	21,754	1,588,260
Banc of California, Inc.	59,471	831,405
BancFirst Corp.	5,903	634,159
Bancorp, Inc., Delaware (a)	21,796	1,129,905
Bank First National Corp.	3,433	318,239
Bank of America Corp.	2,853,904	115,040,870
Bank of Hawaii Corp. (b)	16,768	1,150,117
Bank OZK	44,318	2,078,071
BankUnited, Inc.	31,711	1,221,508
Banner Corp.	14,726	872,074
Berkshire Hills Bancorp, Inc.	17,264	476,486
BOK Financial Corp.	11,631	1,196,132
Brookline Bancorp, Inc., Delaware	35,895	376,539
Byline Bancorp, Inc.	11,695	328,045
Cadence Bank	77,046	2,532,502
Camden National Corp.	5,719	238,368
Capitol Federal Financial, Inc.	48,628	307,329
Cathay General Bancorp	30,885	1,368,823
Central Pacific Financial Corp.	11,011	287,277
Citigroup, Inc.	800,251	51,920,285
Citizens Financial Group, Inc.	190,555	8,130,982
City Holding Co.	6,334	772,115
Coastal Financial Corp. of Washington (a)	4,401	231,933
Columbia Banking Systems, Inc.	87,941	2,300,537
Columbia Financial, Inc. (a)	11,387	205,080
Comerica, Inc.	55,771	3,056,809
Commerce Bancshares, Inc.	49,971	3,233,623
Community Bank System, Inc.	22,416	1,382,619
Community Trust Bancorp, Inc.	6,182	313,551
ConnectOne Bancorp, Inc.	14,628	354,290
CrossFirst Bankshares, Inc. (a)	17,410	322,781
Cullen/Frost Bankers, Inc.	27,016	3,162,493
Customers Bancorp, Inc. (a)	12,070	778,274
CVB Financial Corp.	56,917	1,084,838
Dime Community Bancshares, Inc.	14,122	357,004
Eagle Bancorp, Inc.	12,090	260,177
East West Bancorp, Inc.	58,497	5,141,301
Eastern Bankshares, Inc.	67,055	1,115,795
Enterprise Financial Services Corp.	16,304	861,992
Equity Bancshares, Inc.	5,488	222,264
Esquire Financial Holdings, Inc.	2,613	161,144
FB Financial Corp.	15,235	711,322
Fifth Third Bancorp	287,939	12,191,337
First Bancorp, North Carolina	16,671	696,848
First Bancorp, Puerto Rico	70,122	1,504,117
First Bancshares, Inc.	11,186	372,718
First Busey Corp.	23,018	631,614
First Citizens Bancshares, Inc.	4,993	10,423,836
First Commonwealth Financial Corp.	41,230	745,438
First Financial Bancorp, Ohio	40,805	1,116,425
First Financial Bankshares, Inc.	53,437	2,055,187
First Financial Corp., Indiana	4,291	192,923
First Foundation, Inc.	20,740	145,180
First Hawaiian, Inc.	54,665	1,368,812
First Horizon National Corp.	229,175	3,834,098
First Interstate Bancsystem, Inc.	34,658	1,094,153
First Merchants Corp.	25,187	1,016,295
First Mid-Illinois Bancshares, Inc.	8,890	341,287
First of Long Island Corp.	8,378	109,919
Flushing Financial Corp.	11,935	175,803
FNB Corp., Pennsylvania	150,340	2,306,216
Fulton Financial Corp.	76,423	1,480,314
German American Bancorp, Inc.	11,960	470,506
Glacier Bancorp, Inc.	47,636	2,129,806
Great Southern Bancorp, Inc.	3,410	213,500
Hancock Whitney Corp.	36,231	1,982,923
Hanmi Financial Corp.	12,247	249,839
HarborOne Bancorp, Inc.	15,984	213,386
Heartland Financial U.S.A., Inc.	16,463	897,563
Heritage Commerce Corp.	23,806	246,392
Heritage Financial Corp., Washington	14,131	327,415
Hilltop Holdings, Inc.	18,628	614,538
Hingham Institution for Savings (b)	732	182,041
Home Bancshares, Inc.	79,280	2,246,002
HomeStreet, Inc.	7,290	104,976
Hope Bancorp, Inc.	51,696	680,319
Horizon Bancorp, Inc. Indiana	15,507	247,647
Huntington Bancshares, Inc.	606,172	9,062,271
Independent Bank Corp.	8,488	294,449
Independent Bank Corp.	18,071	1,159,255
Independent Bank Group, Inc.	15,195	897,417
International Bancshares Corp.	22,459	1,514,635
JPMorgan Chase & Co.	1,204,625	256,344,200
Kearny Financial Corp.	25,218	181,570
KeyCorp	394,748	6,367,285
Lakeland Financial Corp.	10,814	741,083
Live Oak Bancshares, Inc.	14,178	639,995
M&T Bank Corp.	70,166	12,080,480
Mercantile Bank Corp.	5,979	289,144
Metropolitan Bank Holding Corp. (a)	4,498	237,180
Midland States Bancorp, Inc.	8,759	207,939
National Bank Holdings Corp. Class A	15,271	639,549
NBT Bancorp, Inc.	20,357	997,900
New York Community Bancorp, Inc.	108,974	1,146,406
Nicolet Bankshares, Inc.	5,580	561,125
Northfield Bancorp, Inc.	15,883	198,696
Northwest Bancshares, Inc.	53,825	755,703
OceanFirst Financial Corp.	24,034	436,698
OFG Bancorp	20,073	911,716
Old National Bancorp, Indiana	135,467	2,712,049
Old Second Bancorp, Inc.	16,315	276,050
Origin Bancorp, Inc.	11,759	404,039
Pacific Premier Bancorp, Inc.	40,944	1,107,945
Park National Corp.	6,210	1,098,922
Pathward Financial, Inc.	10,866	733,890
Peapack-Gladstone Financial Corp.	6,274	177,303
Peoples Bancorp, Inc.	13,340	443,822
Pinnacle Financial Partners, Inc.	32,175	3,099,096
PNC Financial Services Group, Inc.	167,017	30,246,779
Popular, Inc.	30,717	3,152,486
Preferred Bank, Los Angeles	5,092	438,218
Premier Financial Corp.	14,457	366,340
Prosperity Bancshares, Inc.	40,351	2,926,255
Provident Financial Services, Inc.	55,128	1,022,073
QCR Holdings, Inc.	6,782	518,416
Regions Financial Corp.	383,707	8,583,526
Renasant Corp.	24,475	841,695
S&T Bancorp, Inc.	15,460	686,115
Sandy Spring Bancorp, Inc.	18,154	556,057
Seacoast Banking Corp., Florida	36,078	1,004,412
ServisFirst Bancshares, Inc.	20,549	1,648,852
Simmons First National Corp. Class A	53,549	1,152,910
Southside Bancshares, Inc.	11,592	405,604
Southstate Corp.	32,025	3,169,514
Stellar Bancorp, Inc.	19,008	520,819
Stock Yards Bancorp, Inc.	11,019	685,602
Synovus Financial Corp.	61,516	2,875,873
Texas Capital Bancshares, Inc. (a)	19,825	1,310,433
TFS Financial Corp.	20,271	274,875
Tompkins Financial Corp.	5,060	318,476
TowneBank	29,610	984,236
Trico Bancshares	14,293	665,053
Triumph Bancorp, Inc. (a)	9,155	830,633
Truist Financial Corp.	561,965	25,114,216
Trustco Bank Corp., New York	7,700	274,197
Trustmark Corp.	26,520	921,040
U.S. Bancorp	655,297	29,409,729
UMB Financial Corp.	18,525	1,889,921
United Bankshares, Inc., West Virginia	56,569	2,202,231
United Community Bank, Inc.	50,711	1,569,505
Univest Corp. of Pennsylvania	11,993	331,606
Valley National Bancorp	177,220	1,488,648
Veritex Holdings, Inc.	21,952	550,337
WaFd, Inc.	29,018	1,032,751
Washington Trust Bancorp, Inc.	6,584	210,754
Webster Financial Corp.	72,036	3,574,426
Wells Fargo & Co.	1,462,614	86,791,515
WesBanco, Inc.	25,405	809,911
Westamerica Bancorp.	10,807	583,146
Western Alliance Bancorp.	45,685	3,675,815
Wintrust Financial Corp.	26,330	2,848,906
WSFS Financial Corp.	25,524	1,441,851
Zions Bancorporation NA	62,012	3,204,160
		815,312,869
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	13,419	2,490,835
Ameriprise Financial, Inc.	41,671	17,921,447
Ares Management Corp. Class A,	73,115	11,201,218
Artisan Partners Asset Management, Inc. Class A,	29,350	1,296,096
Assetmark Financial Holdings, Inc. (a)	9,733	335,789
B. Riley Financial, Inc. (b)	6,837	131,270
Bank of New York Mellon Corp.	313,660	20,409,856
BGC Group, Inc. Class A	162,224	1,494,083
BlackRock, Inc.	58,575	51,340,988
Blackstone, Inc.	299,942	42,636,755
Blue Owl Capital, Inc. Class A	186,493	3,556,422
Bridge Investment Group Holdings, Inc.	16,624	135,486
BrightSphere Investment Group, Inc.	13,020	340,994
Carlyle Group LP	90,928	4,522,759
Cboe Global Markets, Inc.	44,178	8,107,105
Charles Schwab Corp.	626,388	40,834,234
CME Group, Inc.	151,027	29,255,440
Cohen & Steers, Inc.	11,113	953,718
Coinbase Global, Inc. (a)	74,610	16,739,500
Diamond Hill Investment Group, Inc.	1,168	185,969
Donnelley Financial Solutions, Inc. (a)	10,650	718,662
Ellington Residential Mortgage REIT	7,247	50,874
Evercore, Inc. Class A	14,833	3,714,035
FactSet Research Systems, Inc.	16,033	6,623,072
Federated Hermes, Inc.	33,926	1,164,680
Forge Global Holdings, Inc. Class A (a)	46,017	66,725
Franklin Resources, Inc.	125,113	2,861,334
GCM Grosvenor, Inc. Class A	20,369	226,707
Goldman Sachs Group, Inc.	135,251	68,846,817
Hamilton Lane, Inc. Class A	16,128	2,328,399
Houlihan Lokey	22,148	3,327,737
Interactive Brokers Group, Inc.	45,030	5,370,728
Intercontinental Exchange, Inc.	240,477	36,446,694
Invesco Ltd.	187,995	3,244,794
Janus Henderson Group PLC	54,083	2,013,510
Jefferies Financial Group, Inc. (b)	71,212	4,163,766
KKR & Co., Inc.	279,264	34,475,141
Lazard, Inc. Class A	47,312	2,326,331
LPL Financial	31,378	6,950,855
MarketAxess Holdings, Inc.	15,883	3,550,327
Moelis & Co. Class A	29,562	2,010,216
Moody's Corp.	65,851	30,059,664
Morgan Stanley	524,879	54,172,762
Morningstar, Inc.	10,989	3,490,656
MSCI, Inc.	33,240	17,974,862
NASDAQ, Inc.	159,353	10,785,011
Northern Trust Corp.	85,653	7,593,138
Open Lending Corp. (a)	39,753	250,444
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	147,318
P10, Inc. Class A	18,074	180,198
Perella Weinberg Partners Class A	22,749	429,956
Piper Sandler Cos.	6,532	1,785,065
PJT Partners, Inc. Class A	9,288	1,234,747
Raymond James Financial, Inc.	78,364	9,090,224
Robinhood Markets, Inc. (a)	221,168	4,549,426
S&P Global, Inc.	134,220	65,060,461
SEI Investments Co.	41,549	2,818,684
State Street Corp.	126,606	10,757,712
StepStone Group, Inc. Class A	21,882	1,099,789
Stifel Financial Corp.	43,300	3,839,411
StoneX Group, Inc. (a)	11,302	941,909
T. Rowe Price Group, Inc.	93,819	10,715,068
TPG, Inc.	33,037	1,684,557
Tradeweb Markets, Inc. Class A	48,796	5,449,537
Victory Capital Holdings, Inc.	15,208	796,747
Virtu Financial, Inc. Class A	37,253	1,017,752
Virtus Investment Partners, Inc.	2,854	645,004
WisdomTree Investments, Inc.	47,317	564,965
		691,506,435
Consumer Finance - 0.6%
Ally Financial, Inc.	114,860	5,169,849
American Express Co.	238,290	60,296,902
Bread Financial Holdings, Inc.	20,700	1,129,806
Capital One Financial Corp.	160,416	24,286,982
Credit Acceptance Corp. (a)	2,561	1,472,319
Discover Financial Services	105,198	15,147,460
Encore Capital Group, Inc. (a)(b)	10,690	540,380
Enova International, Inc. (a)	11,734	1,014,639
EZCORP, Inc. (non-vtg.) Class A (a)(b)	20,465	213,245
FirstCash Holdings, Inc.	15,596	1,740,514
Green Dot Corp. Class A (a)	18,266	174,623
LendingClub Corp. (a)	44,718	559,422
LendingTree, Inc. (a)	4,441	236,350
MoneyLion, Inc. Class A (a)(b)	2,160	148,867
Navient Corp.	33,048	542,318
Nelnet, Inc. Class A	7,350	828,419
NerdWallet, Inc. (a)	15,608	228,345
OneMain Holdings, Inc.	50,303	2,628,835
PRA Group, Inc. (a)	15,942	424,854
PROG Holdings, Inc.	18,359	827,257
SLM Corp.	94,345	2,140,688
SoFi Technologies, Inc. (a)(b)	442,746	3,338,305
Synchrony Financial	168,213	8,543,538
Upstart Holdings, Inc. (a)(b)	31,805	888,314
World Acceptance Corp. (a)(b)	1,357	165,717
		132,687,948
Financial Services - 3.9%
Affirm Holdings, Inc. Class A, (a)	100,538	2,844,220
Apollo Global Management, Inc.	183,873	23,041,126
AvidXchange Holdings, Inc. (a)	72,234	645,772
Berkshire Hathaway, Inc. Class B (a)	759,309	332,956,997
Block, Inc. Class A (a)	233,752	14,464,574
Cannae Holdings, Inc.	26,432	531,548
Cantaloupe, Inc. (a)	22,504	175,306
Cass Information Systems, Inc.	4,927	211,565
Corebridge Financial, Inc.	97,203	2,872,349
Corpay, Inc. (a)	29,532	8,618,028
Enact Holdings, Inc.	12,123	412,546
Equitable Holdings, Inc.	128,582	5,607,461
Essent Group Ltd.	45,463	2,856,895
Euronet Worldwide, Inc. (a)	18,231	1,859,380
EVERTEC, Inc.	27,408	944,754
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,963	817,250
Fidelity National Information Services, Inc.	233,581	17,946,028
Fiserv, Inc. (a)	245,241	40,114,070
Flywire Corp. (a)	46,783	856,597
Global Payments, Inc.	106,914	10,866,739
HA Sustainable Infrastructure Capital, Inc.	47,688	1,562,736
i3 Verticals, Inc. Class A (a)	9,395	230,271
International Money Express, Inc. (a)	14,261	316,737
Jack Henry & Associates, Inc.	30,691	5,262,893
Jackson Financial, Inc.	28,439	2,504,338
Marqeta, Inc. Class A (a)	184,255	993,134
MasterCard, Inc. Class A	344,284	159,647,934
Merchants Bancorp	11,611	522,495
MGIC Investment Corp.	112,072	2,783,868
Mr. Cooper Group, Inc. (a)	27,180	2,442,938
NCR Atleos Corp.	29,227	939,648
Newtekone, Inc.	9,486	132,709
NMI Holdings, Inc. Class A (a)	34,045	1,339,671
Paymentus Holdings, Inc. Class A (a)	8,250	174,488
Payoneer Global, Inc. (a)	109,939	607,963
PayPal Holdings, Inc. (a)	439,111	28,884,722
PennyMac Financial Services, Inc.	12,328	1,209,623
Radian Group, Inc.	63,321	2,349,209
Remitly Global, Inc. (a)	59,251	782,706
Repay Holdings Corp. (a)	32,745	315,007
Rocket Companies, Inc. (a)	55,770	902,916
Sezzle, Inc.	1,173	102,591
Shift4 Payments, Inc. (a)(b)	25,989	1,787,783
The Western Union Co.	141,918	1,687,405
Toast, Inc. (a)(b)	166,926	4,366,784
UWM Holdings Corp. Class A (b)	37,760	317,184
Visa, Inc. Class A	660,190	175,392,677
Voya Financial, Inc.	42,314	3,077,497
Walker & Dunlop, Inc.	14,244	1,522,684
WEX, Inc. (a)	17,589	3,226,702
		874,030,518
Insurance - 2.3%
AFLAC, Inc.	216,662	20,665,222
Allstate Corp.	110,671	18,938,022
AMBAC Financial Group, Inc. (a)	18,229	240,441
American Coastal Insurance Cor (a)	8,152	99,536
American Financial Group, Inc.	27,666	3,623,139
American International Group, Inc.	278,318	22,051,135
Amerisafe, Inc.	7,723	366,688
Aon PLC	91,205	29,961,755
Arch Capital Group Ltd. (a)	156,774	15,015,814
Arthur J. Gallagher & Co.	91,589	25,964,566
Assurant, Inc.	21,764	3,805,871
Assured Guaranty Ltd.	21,720	1,789,076
Axis Capital Holdings Ltd.	32,608	2,470,056
Brighthouse Financial, Inc. (a)	26,230	1,308,090
Brown & Brown, Inc.	98,962	9,839,792
Chubb Ltd.	170,275	46,938,007
Cincinnati Financial Corp.	65,652	8,575,464
CNO Financial Group, Inc.	46,128	1,608,022
eHealth, Inc. (a)	10,196	54,141
Employers Holdings, Inc.	11,239	539,584
Enstar Group Ltd. (a)	5,320	1,725,808
Erie Indemnity Co. Class A	10,472	4,619,723
Everest Re Group Ltd.	18,269	7,177,342
Fidelity National Financial, Inc.	109,153	6,048,168
First American Financial Corp.	43,324	2,624,568
Genworth Financial, Inc. Class A (a)	185,316	1,254,589
Globe Life, Inc.	35,165	3,261,202
Goosehead Insurance (a)(b)	10,360	935,404
Hanover Insurance Group, Inc.	15,311	2,105,109
Hartford Financial Services Group, Inc.	123,899	13,742,877
HCI Group, Inc. (b)	3,091	291,358
Hippo Holdings, Inc. (a)(b)	6,506	115,416
Horace Mann Educators Corp.	17,389	601,138
James River Group Holdings Ltd.	15,162	131,000
Kemper Corp.	25,402	1,627,252
Kinsale Capital Group, Inc.	9,295	4,248,466
Lemonade, Inc. (a)(b)	26,431	476,551
Lincoln National Corp.	71,297	2,374,190
Loews Corp.	76,400	6,108,180
Markel Group, Inc. (a)	5,456	8,941,566
Marsh & McLennan Companies, Inc.	206,298	45,915,746
MBIA, Inc.	17,679	77,788
Mercury General Corp.	11,059	662,102
MetLife, Inc.	250,555	19,255,152
Old Republic International Corp.	105,971	3,668,716
Oscar Health, Inc. Class A (a)	63,411	1,121,106
Palomar Holdings, Inc. (a)	10,461	962,517
Primerica, Inc.	14,421	3,630,775
Principal Financial Group, Inc.	90,317	7,361,739
ProAssurance Corp. (a)	20,545	269,140
Progressive Corp.	245,652	52,599,006
Prudential Financial, Inc.	150,585	18,871,312
Reinsurance Group of America, Inc.	27,574	6,216,007
RenaissanceRe Holdings Ltd.	22,142	5,134,951
RLI Corp.	16,828	2,534,129
Root, Inc. (a)(b)	3,450	207,794
Ryan Specialty Group Holdings, Inc. (b)	42,862	2,639,871
Safety Insurance Group, Inc.	6,387	546,408
Selective Insurance Group, Inc.	25,440	2,297,741
Siriuspoint Ltd. (a)	40,310	579,255
Skyward Specialty Insurance Group, Inc. (a)	15,493	613,058
Stewart Information Services Corp.	11,635	822,595
The Baldwin Insurance Group, Inc. Class A, (a)	27,807	1,216,278
The Travelers Companies, Inc.	96,072	20,793,824
Tiptree, Inc.	8,633	170,502
Trupanion, Inc. (a)	15,115	560,162
United Fire Group, Inc.	9,533	213,635
Universal Insurance Holdings, Inc.	10,602	210,026
Unum Group	74,696	4,297,261
W.R. Berkley Corp.	126,828	6,992,028
White Mountains Insurance Group Ltd.	1,062	1,896,732
Willis Towers Watson PLC	42,845	12,094,287
		506,695,971
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	304,635	3,049,396
Annaly Capital Management, Inc.	213,024	4,241,308
Apollo Commercial Real Estate Finance, Inc.	57,771	629,704
Arbor Realty Trust, Inc. (b)	78,209	1,055,822
Ares Commercial Real Estate Corp.	22,328	172,595
Armour Residential REIT, Inc. (b)	19,755	399,051
Blackstone Mortgage Trust, Inc. (b)	74,754	1,334,359
BrightSpire Capital, Inc.	53,505	306,584
Chimera Investment Corp.	34,501	504,060
Claros Mortgage Trust, Inc.	51,927	493,826
Dynex Capital, Inc.	28,415	345,811
Ellington Financial LLC	36,481	462,944
Franklin BSP Realty Trust, Inc.	35,475	490,974
Granite Point Mortgage Trust, Inc.	22,413	66,791
Invesco Mortgage Capital, Inc.	20,035	181,918
KKR Real Estate Finance Trust, Inc.	23,693	271,996
Ladder Capital Corp. Class A	46,185	554,220
MFA Financial, Inc.	45,113	504,814
New York Mortgage Trust, Inc.	37,090	240,343
Orchid Island Capital, Inc.	21,174	170,239
PennyMac Mortgage Investment Trust	37,859	521,318
Ready Capital Corp.	68,497	635,652
Redwood Trust, Inc.	53,781	390,988
Rithm Capital Corp.	202,771	2,354,171
Starwood Property Trust, Inc.	126,167	2,517,032
TPG RE Finance Trust, Inc.	26,751	233,804
Two Harbors Investment Corp.	44,535	599,886
		22,729,606
TOTAL FINANCIALS		3,042,963,347
HEALTH CARE - 11.8%
Biotechnology - 2.4%
2seventy bio, Inc. (a)(b)	20,403	96,302
4D Molecular Therapeutics, Inc. (a)	16,455	291,747
89Bio, Inc. (a)	35,276	323,128
AbbVie, Inc.	740,933	137,309,704
Absci Corp. (a)(b)	35,935	158,114
ACADIA Pharmaceuticals, Inc. (a)	50,400	958,608
Acelyrin, Inc. (a)	11,593	69,558
Actinium Pharmaceuticals, Inc. (a)(b)	11,993	82,992
Acumen Pharmaceuticals, Inc. (a)	10,753	35,485
Adicet Bio, Inc. (a)	22,838	34,485
ADMA Biologics, Inc. (a)	91,460	1,123,129
Adverum Biotechnologies, Inc. (a)	7,276	53,988
Aerovate Therapeutics, Inc. (a)	5,506	10,021
Agenus, Inc. (a)(b)	8,034	48,525
Agios Pharmaceuticals, Inc. (a)	23,823	1,105,387
Akebia Therapeutics, Inc. (a)	68,525	94,565
Akero Therapeutics, Inc. (a)	29,120	778,378
Aldeyra Therapeutics, Inc. (a)	18,710	73,717
Alector, Inc. (a)	28,409	170,454
Alkermes PLC (a)	70,282	1,920,104
Allakos, Inc. (a)	27,954	25,159
Allogene Therapeutics, Inc. (a)(b)	66,099	194,331
Alnylam Pharmaceuticals, Inc. (a)	53,113	12,612,213
Altimmune, Inc. (a)(b)	30,099	191,430
ALX Oncology Holdings, Inc. (a)(b)	10,635	51,048
Amgen, Inc.	225,096	74,837,667
Amicus Therapeutics, Inc. (a)	110,429	1,138,523
AnaptysBio, Inc. (a)	8,276	288,336
Anavex Life Sciences Corp. (a)(b)	33,193	225,546
Anika Therapeutics, Inc. (a)	5,904	160,884
Annexon, Inc. (a)	30,636	196,377
Apellis Pharmaceuticals, Inc. (a)	43,828	1,735,589
Apogee Therapeutics, Inc.	10,993	535,359
Arbutus Biopharma Corp. (a)	61,003	229,981
Arcellx, Inc. (a)	14,839	917,199
Arcturus Therapeutics Holdings, Inc. (a)(b)	10,405	244,101
Arcus Biosciences, Inc. (a)	21,791	357,590
Arcutis Biotherapeutics, Inc. (a)(b)	44,293	446,031
Ardelyx, Inc. (a)	97,078	538,783
Arrowhead Pharmaceuticals, Inc. (a)	52,197	1,490,746
Ars Pharmaceuticals, Inc. (a)(b)	20,559	223,476
Astria Therapeutics, Inc. (a)	16,773	195,909
Atara Biotherapeutics, Inc. (a)	1,386	13,624
Aura Biosciences, Inc. (a)	14,660	149,679
Avid Bioservices, Inc. (a)(b)	25,534	266,575
Avidity Biosciences, Inc. (a)	40,454	1,843,893
Avita Medical, Inc. (a)(b)	10,335	101,283
Beam Therapeutics, Inc. (a)	28,959	916,263
BioCryst Pharmaceuticals, Inc. (a)	85,582	623,037
Biogen, Inc. (a)	61,248	13,058,074
Biohaven Ltd. (a)	31,171	1,225,955
BioMarin Pharmaceutical, Inc. (a)	79,489	6,703,307
Biomea Fusion, Inc. (a)(b)	9,640	53,695
bluebird bio, Inc. (a)(b)	77,837	90,291
Blueprint Medicines Corp. (a)	26,216	2,839,193
BridgeBio Pharma, Inc. (a)	58,131	1,508,499
C4 Therapeutics, Inc. (a)(b)	27,392	183,526
Cabaletta Bio, Inc. (a)(b)	18,419	130,775
CareDx, Inc. (a)	21,848	436,742
Cargo Therapeutics, Inc. (b)	7,986	136,002
Caribou Biosciences, Inc. (a)	33,092	76,773
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Cartesian Therapeutics, Inc. rights (a)(c)	43,098	6,034
Catalyst Pharmaceutical Partners, Inc. (a)	46,988	810,073
Cel-Sci Corp. (a)(b)	21,812	24,648
Celcuity, Inc. (a)(b)	9,114	167,060
Celldex Therapeutics, Inc. (a)	27,761	1,057,972
Cerevel Therapeutics Holdings (a)	37,041	1,665,363
Cogent Biosciences, Inc. (a)	35,374	333,577
Coherus BioSciences, Inc. (a)(b)	38,166	58,776
Crinetics Pharmaceuticals, Inc. (a)	28,798	1,529,750
CRISPR Therapeutics AG (a)(b)	35,647	2,042,217
Cullinan Oncology, Inc. (a)	20,439	395,495
Cytokinetics, Inc. (a)(b)	48,069	2,836,552
Day One Biopharmaceuticals, Inc. (a)	22,448	321,231
Denali Therapeutics, Inc. (a)	54,063	1,317,515
Disc Medicine, Inc. (a)	7,563	326,419
Dynavax Technologies Corp. (a)(b)	56,728	634,786
Dyne Therapeutics, Inc. (a)	30,414	1,305,065
Editas Medicine, Inc. (a)(b)	33,150	179,342
Emergent BioSolutions, Inc. (a)	22,527	286,318
Enanta Pharmaceuticals, Inc. (a)	8,003	118,124
Erasca, Inc. (a)(b)	79,772	251,282
Exact Sciences Corp. (a)	77,325	3,532,206
Exelixis, Inc. (a)	122,418	2,870,702
Fate Therapeutics, Inc. (a)	41,271	219,974
FibroGen, Inc. (a)	38,031	20,541
G1 Therapeutics, Inc. (a)(b)	17,778	76,268
Genelux Corp. (a)(b)	7,965	15,532
Geron Corp. (a)	219,098	1,038,525
Gilead Sciences, Inc.	523,068	39,784,552
Gossamer Bio, Inc. (a)	75,653	68,337
Grail, Inc. (b)	11,021	169,503
Gritstone Bio, Inc. (a)	31,026	18,650
Halozyme Therapeutics, Inc. (a)	53,337	2,947,403
Heron Therapeutics, Inc. (a)(b)	61,362	182,245
HilleVax, Inc. (a)	10,149	18,573
Humacyte, Inc. Class A (a)(b)	32,653	308,897
Ideaya Biosciences, Inc. (a)	31,813	1,369,550
IGM Biosciences, Inc. (a)(b)	6,249	69,739
ImmunityBio, Inc. (a)(b)	66,895	344,509
Immunovant, Inc. (a)	24,374	708,552
Incyte Corp. (a)	66,649	4,336,850
Inhibrx Biosciences, Inc.	3,513	50,974
Inovio Pharmaceuticals, Inc. (a)(b)	11,130	118,646
Inozyme Pharma, Inc. (a)	18,153	105,287
Insmed, Inc. (a)	67,453	4,907,206
Intellia Therapeutics, Inc. (a)	40,641	1,065,201
Invivyd, Inc. (a)(b)	22,281	27,851
Ionis Pharmaceuticals, Inc. (a)	61,239	3,028,881
Iovance Biotherapeutics, Inc. (a)	102,121	891,516
Ironwood Pharmaceuticals, Inc. Class A (a)	59,414	405,798
iTeos Therapeutics, Inc. (a)	10,694	188,107
Janux Therapeutics, Inc. (a)	9,844	399,666
Kalvista Pharmaceuticals, Inc. (a)(b)	13,997	203,516
Karyopharm Therapeutics, Inc. (a)	46,157	45,640
Keros Therapeutics, Inc. (a)	11,293	566,457
Kiniksa Pharmaceuticals Intern (a)(b)	15,416	410,066
Kodiak Sciences, Inc. (a)	12,909	37,565
Krystal Biotech, Inc. (a)	10,410	2,170,069
Kura Oncology, Inc. (a)	32,173	669,520
Kymera Therapeutics, Inc. (a)	18,640	861,168
Larimar Therapeutics, Inc. (a)	24,563	206,084
Lexeo Therapeutics, Inc.	7,181	90,122
Lexicon Pharmaceuticals, Inc. (a)	77,364	174,069
Lyell Immunopharma, Inc. (a)	65,023	104,687
Macrogenics, Inc. (a)	25,263	94,989
Madrigal Pharmaceuticals, Inc. (a)(b)	7,054	2,007,992
MannKind Corp. (a)(b)	114,808	661,294
Mersana Therapeutics, Inc. (a)	39,705	79,410
MiMedx Group, Inc. (a)	51,074	380,501
Mineralys Therapeutics, Inc. (a)	9,918	122,884
Mirum Pharmaceuticals, Inc. (a)(b)	15,934	646,124
Moderna, Inc. (a)	139,980	16,688,416
Morphic Holding, Inc. (a)	17,481	990,473
Mural Oncology PLC	6,150	21,833
Myriad Genetics, Inc. (a)	38,095	1,065,517
Natera, Inc. (a)	48,289	4,944,311
Neurocrine Biosciences, Inc. (a)	42,142	5,966,043
Novavax, Inc. (a)(b)	58,715	752,139
Nurix Therapeutics, Inc. (a)	23,252	508,754
Nuvalent, Inc. Class A (a)	14,246	1,138,825
Ocugen, Inc. (a)(b)	100,598	141,340
Olema Pharmaceuticals, Inc. (a)	22,471	363,131
Omniab, Inc. (a)(c)	2,111	6,037
Omniab, Inc. (a)(c)	2,111	5,531
Organogenesis Holdings, Inc. Class A (a)	29,912	90,334
ORIC Pharmaceuticals, Inc. (a)(b)	16,891	189,179
PDL BioPharma, Inc. (a)(c)	20,940	3,404
PDS Biotechnology Corp. (a)(b)	12,641	45,002
Poseida Therapeutics, Inc. (a)	27,985	98,787
Praxis Precision Medicines, Inc. (a)	7,232	417,359
Precigen, Inc. (a)	54,612	83,010
Prime Medicine, Inc. (a)(b)	26,123	146,550
Protagonist Therapeutics, Inc. (a)	24,108	902,604
Prothena Corp. PLC (a)	15,813	368,127
PTC Therapeutics, Inc. (a)	32,210	1,090,309
Puma Biotechnology, Inc. (a)(b)	16,692	59,841
RAPT Therapeutics, Inc. (a)	10,980	34,477
Recursion Pharmaceuticals, Inc. Class A (a)(b)	86,776	711,563
Regeneron Pharmaceuticals, Inc. (a)	44,531	48,057,410
REGENXBIO, Inc. (a)	19,300	275,025
Relay Therapeutics, Inc. (a)	41,904	344,451
Repligen Corp. (a)	21,718	3,634,507
Replimune Group, Inc. (a)	21,807	218,070
Revolution Medicines, Inc. (a)	54,503	2,487,517
Rhythm Pharmaceuticals, Inc. (a)(b)	21,781	1,050,062
Rigel Pharmaceuticals, Inc. (a)	6,900	73,002
Rocket Pharmaceuticals, Inc. (a)	29,395	711,359
Roivant Sciences Ltd. (a)	144,598	1,568,888
Sage Therapeutics, Inc. (a)	21,075	230,771
Sana Biotechnology, Inc. (a)(b)	46,154	281,078
Sangamo Therapeutics, Inc. (a)	54,471	42,629
Sarepta Therapeutics, Inc. (a)	39,557	5,626,588
Savara, Inc. (a)	38,907	178,972
Scholar Rock Holding Corp. (a)	22,571	204,945
SpringWorks Therapeutics, Inc. (a)	27,211	977,147
Stoke Therapeutics, Inc. (a)	14,801	221,571
Summit Therapeutics, Inc. (a)(b)	53,366	576,353
Sutro Biopharma, Inc. (a)	31,338	124,412
Syndax Pharmaceuticals, Inc. (a)	34,667	786,941
Tango Therapeutics, Inc. (a)	20,045	197,443
Tenaya Therapeutics, Inc. (a)	19,566	68,481
TG Therapeutics, Inc. (a)	56,505	1,116,539
Travere Therapeutics, Inc. (a)	27,565	262,970
Twist Bioscience Corp. (a)	24,338	1,358,304
Tyra Biosciences, Inc. (a)	8,441	187,053
Ultragenyx Pharmaceutical, Inc. (a)	38,055	1,713,236
uniQure B.V. (a)	18,282	140,040
United Therapeutics Corp. (a)	18,569	5,817,482
Vanda Pharmaceuticals, Inc. (a)	25,201	147,174
Vaxcyte, Inc. (a)	41,966	3,310,698
Vera Therapeutics, Inc. (a)	19,080	698,137
Veracyte, Inc. (a)(b)	32,426	778,224
Vericel Corp. (a)	20,555	1,038,439
Vertex Pharmaceuticals, Inc. (a)	108,298	53,685,485
Verve Therapeutics, Inc. (a)(b)	23,724	166,068
Viking Therapeutics, Inc. (a)	46,175	2,631,975
Vir Biotechnology, Inc. (a)	35,249	358,130
Viridian Therapeutics, Inc. (a)	25,454	428,900
Voyager Therapeutics, Inc. (a)	19,706	181,098
X4 Pharmaceuticals, Inc. (a)	53,571	42,862
Xencor, Inc. (a)	26,107	533,105
Y-mAbs Therapeutics, Inc. (a)	11,806	144,978
Zentalis Pharmaceuticals, Inc. (a)	22,947	89,264
		546,022,532
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	729,794	77,314,376
Align Technology, Inc. (a)	29,338	6,802,895
Alphatec Holdings, Inc. (a)	41,714	421,311
Angiodynamics, Inc. (a)	16,133	126,483
Artivion, Inc. (a)	16,968	460,681
Atricure, Inc. (a)	20,388	439,769
Atrion Corp.	540	247,482
Avanos Medical, Inc. (a)	18,748	448,452
AxoGen, Inc. (a)	16,789	147,407
Axonics, Inc. (a)	21,115	1,445,955
Baxter International, Inc.	214,671	7,689,515
Becton, Dickinson & Co.	121,336	29,249,256
Boston Scientific Corp. (a)	616,272	45,530,175
Butterfly Network, Inc. Class A (a)(b)	55,173	60,690
Cerus Corp. (a)	73,254	165,554
CONMED Corp.	12,800	883,712
CVRx, Inc. (a)	4,183	35,765
Dentsply Sirona, Inc.	87,702	2,380,232
DexCom, Inc. (a)	166,941	11,321,939
Edwards Lifesciences Corp. (a)	252,939	15,947,804
Embecta Corp.	23,260	364,484
Enovis Corp. (a)	21,269	1,013,255
Envista Holdings Corp. (a)	73,037	1,246,742
GE Healthcare Technologies, Inc.	178,282	15,088,006
Glaukos Corp. (a)	21,146	2,477,677
Globus Medical, Inc. (a)	47,211	3,397,304
Haemonetics Corp. (a)	21,364	1,923,828
Hologic, Inc. (a)	97,722	7,975,092
ICU Medical, Inc. (a)	8,593	1,091,139
IDEXX Laboratories, Inc. (a)	34,703	16,522,792
Inari Medical, Inc. (a)	21,548	1,003,275
Inogen, Inc. (a)	9,416	87,098
Inspire Medical Systems, Inc. (a)	12,466	1,758,329
Insulet Corp. (a)	29,342	5,702,618
Integer Holdings Corp. (a)	14,025	1,665,609
Integra LifeSciences Holdings Corp. (a)	28,747	713,213
Intuitive Surgical, Inc. (a)	148,816	66,165,082
IRadimed Corp.	3,034	141,718
iRhythm Technologies, Inc. (a)	13,218	1,140,053
Lantheus Holdings, Inc. (a)	29,013	3,041,433
LeMaitre Vascular, Inc.	8,394	729,355
LivaNova PLC (a)	22,659	1,119,355
Masimo Corp. (a)	18,707	2,001,275
Medtronic PLC	557,240	44,757,517
Merit Medical Systems, Inc. (a)	24,465	2,086,620
Neogen Corp. (a)	82,320	1,401,910
Nevro Corp. (a)	14,671	145,683
Novocure Ltd. (a)	40,328	918,269
Omnicell, Inc. (a)	19,378	566,031
OraSure Technologies, Inc. (a)	29,028	130,045
Orthofix Medical, Inc. (a)	15,346	246,764
OrthoPediatrics Corp. (a)	6,322	194,591
Outset Medical, Inc. (a)(b)	22,243	78,963
Paragon 28, Inc. (a)(b)	15,001	116,858
Penumbra, Inc. (a)	16,271	2,718,721
PROCEPT BioRobotics Corp. (a)	18,820	1,191,682
Pulmonx Corp. (a)	15,505	107,140
QuidelOrtho Corp. (a)	20,749	815,228
ResMed, Inc.	61,671	13,151,341
RxSight, Inc. (a)	10,423	477,061
Semler Scientific, Inc. (a)(b)	2,238	74,190
Senseonics Holdings, Inc. (a)(b)	214,100	90,821
SI-BONE, Inc. (a)	15,040	228,608
Sight Sciences, Inc. (a)	14,387	111,931
Silk Road Medical, Inc. (a)	16,970	458,360
Solventum Corp.	58,295	3,432,410
Staar Surgical Co. (a)	20,496	845,460
STERIS PLC	41,567	9,924,537
Stryker Corp.	142,205	46,565,027
SurModics, Inc. (a)	5,779	239,251
Tactile Systems Technology, Inc. (a)	9,526	121,647
Tandem Diabetes Care, Inc. (a)	27,363	1,011,884
Teleflex, Inc.	19,941	4,405,366
The Cooper Companies, Inc.	83,248	7,769,536
TransMedics Group, Inc. (a)	13,923	1,980,686
Treace Medical Concepts, Inc. (a)	17,288	124,992
UFP Technologies, Inc. (a)	2,913	936,792
Utah Medical Products, Inc.	1,407	97,927
Varex Imaging Corp. (a)	16,425	242,926
Zimmer Biomet Holdings, Inc.	86,217	9,600,263
Zimvie, Inc. (a)	11,689	247,105
Zynex, Inc. (a)(b)	7,677	69,093
		495,171,421
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	111,527	44,611
Acadia Healthcare Co., Inc. (a)	38,958	2,526,426
Accolade, Inc. (a)	28,419	116,518
AdaptHealth Corp. (a)	33,358	378,947
Addus HomeCare Corp. (a)	7,447	903,768
agilon health, Inc. (a)(b)	125,383	863,889
Alignment Healthcare, Inc. (a)	42,105	367,998
Amedisys, Inc. (a)	13,758	1,348,972
AMN Healthcare Services, Inc. (a)	15,696	1,061,364
Astrana Health, Inc. (a)	17,896	938,824
Brookdale Senior Living, Inc. (a)	79,323	613,167
Cardinal Health, Inc.	102,271	10,311,985
Castle Biosciences, Inc. (a)	10,869	262,269
Cencora, Inc.	69,409	16,511,013
Centene Corp. (a)	224,188	17,244,572
Chemed Corp.	6,335	3,611,964
Cigna Group	119,147	41,542,984
Clover Health Investments Corp. (a)(b)	138,821	265,148
Community Health Systems, Inc. (a)	52,604	276,697
Corvel Corp. (a)	3,813	1,169,828
Cross Country Healthcare, Inc. (a)	13,364	243,759
CVS Health Corp.	526,986	31,793,065
DaVita, Inc. (a)	21,661	2,959,326
DocGo, Inc. Class A (a)	39,078	141,853
Elevance Health, Inc.	97,501	51,873,457
Encompass Health Corp.	42,302	3,931,548
Enhabit Home Health & Hospice (a)	20,223	207,084
Fulgent Genetics, Inc. (a)	7,885	188,688
Guardant Health, Inc. (a)	51,680	1,815,518
HCA Holdings, Inc.	81,319	29,522,863
HealthEquity, Inc. (a)	36,504	2,864,834
Henry Schein, Inc. (a)	53,695	3,862,818
Hims & Hers Health, Inc. (a)	62,715	1,332,067
Humana, Inc.	50,580	18,290,234
Labcorp Holdings, Inc.	35,342	7,614,080
LifeStance Health Group, Inc. (a)	37,743	207,964
McKesson Corp.	54,459	33,602,292
Modivcare, Inc. (a)	5,365	122,429
Molina Healthcare, Inc. (a)	24,535	8,373,059
National Healthcare Corp.	5,705	776,793
National Research Corp. Class A	5,846	149,015
NeoGenomics, Inc. (a)	54,292	962,597
Opko Health, Inc. (a)(b)	172,351	244,738
Option Care Health, Inc. (a)	73,201	2,173,338
Owens & Minor, Inc. (a)	31,241	512,977
Patterson Companies, Inc.	33,683	850,496
Pediatrix Medical Group, Inc. (a)	33,608	280,291
Pennant Group, Inc. (a)	13,369	398,530
PetIQ, Inc. Class A (a)	10,394	227,421
Premier, Inc. Class A	44,698	937,764
Privia Health Group, Inc. (a)	43,606	904,388
Progyny, Inc. (a)	34,899	984,152
Quest Diagnostics, Inc.	46,502	6,617,235
R1 RCM, Inc. (a)	82,425	1,061,634
RadNet, Inc. (a)	27,843	1,663,619
Select Medical Holdings Corp.	45,289	1,800,691
Surgery Partners, Inc. (a)	30,976	940,431
Talkspace, Inc. Class A (a)(b)	54,843	110,234
Tenet Healthcare Corp. (a)	40,875	6,118,988
The Ensign Group, Inc.	23,854	3,357,451
U.S. Physical Therapy, Inc.	6,595	643,013
UnitedHealth Group, Inc.	386,122	222,468,052
Universal Health Services, Inc. Class B	24,986	5,341,007
		558,832,737
Health Care Technology - 0.1%
American Well Corp. (a)	5,186	41,540
Augmedix, Inc. (a)(b)	16,625	37,739
Certara, Inc. (a)	45,840	715,562
Definitive Healthcare Corp. (a)(b)	19,769	77,099
Doximity, Inc. (a)	50,733	1,420,524
Evolent Health, Inc. Class A (a)	48,161	1,123,115
GoodRx Holdings, Inc. (a)(b)	31,694	286,831
Health Catalyst, Inc. (a)	26,424	194,745
HealthStream, Inc.	9,632	286,167
MultiPlan Corp. Class A (a)(b)	101,328	45,608
OptimizeRx Corp. (a)	7,478	81,585
Phreesia, Inc. (a)	23,015	574,224
Schrodinger, Inc. (a)	23,525	524,137
Simulations Plus, Inc.	6,458	263,745
Teladoc Health, Inc. (a)(b)	72,510	683,769
TruBridge, Inc. (a)	5,009	56,201
Veeva Systems, Inc. Class A (a)	61,793	11,859,930
		18,272,521
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	43,509	899,331
Adaptive Biotechnologies Corp. (a)(b)	44,480	202,384
Agilent Technologies, Inc.	123,134	17,411,148
Avantor, Inc. (a)	286,052	7,651,891
Azenta, Inc. (a)	22,873	1,424,759
Bio-Rad Laboratories, Inc. Class A (a)	8,586	2,905,159
Bio-Techne Corp.	66,132	5,395,710
BioLife Solutions, Inc. (a)	15,663	376,225
Bruker Corp.	40,871	2,800,072
Charles River Laboratories International, Inc. (a)	21,531	5,255,717
Codexis, Inc. (a)	25,862	92,586
CryoPort, Inc. (a)	19,865	183,354
Cytek Biosciences, Inc. (a)	39,975	268,232
Danaher Corp.	276,581	76,635,063
Fortrea Holdings, Inc. (a)	37,706	1,040,309
Illumina, Inc. (a)	67,132	8,230,383
Inotiv, Inc. (a)(b)	8,163	15,673
IQVIA Holdings, Inc. (a)	76,512	18,839,550
Lifecore Biomedical (a)(b)	9,843	62,306
Maravai LifeSciences Holdings, Inc. Class A (a)	44,957	437,432
MaxCyte, Inc. (a)	44,403	213,134
Medpace Holdings, Inc. (a)	9,862	3,772,412
Mesa Laboratories, Inc.	2,069	236,942
Mettler-Toledo International, Inc. (a)	8,969	13,642,118
OmniAb, Inc. (a)	39,399	188,721
Pacific Biosciences of California, Inc. (a)(b)	97,868	201,608
Quanterix Corp. (a)	13,890	205,016
Revvity, Inc.	51,752	6,500,569
Sotera Health Co. (a)	52,334	725,873
Standard BioTools, Inc. (a)(b)	124,563	279,021
Thermo Fisher Scientific, Inc.	160,097	98,193,894
Waters Corp. (a)	24,841	8,353,531
West Pharmaceutical Services, Inc.	30,603	9,369,721
		292,009,844
Pharmaceuticals - 3.3%
Amneal Intermediate, Inc. Class A, (a)(b)	49,656	363,978
Amphastar Pharmaceuticals, Inc. (a)	16,546	720,082
Amylyx Pharmaceuticals, Inc. (a)	15,627	32,192
ANI Pharmaceuticals, Inc. (a)	6,528	429,020
Arvinas Holding Co. LLC (a)	28,151	774,434
Assertio Holdings, Inc. (a)	34,756	48,311
Atea Pharmaceuticals, Inc. (a)	32,281	123,313
Axsome Therapeutics, Inc. (a)(b)	16,374	1,429,614
Bristol-Myers Squibb Co.	850,767	40,462,479
Cassava Sciences, Inc. (a)(b)	19,276	428,313
Catalent, Inc. (a)	75,835	4,500,049
Collegium Pharmaceutical, Inc. (a)	14,107	544,107
Corcept Therapeutics, Inc. (a)	38,506	1,489,027
CorMedix, Inc. (a)(b)	22,069	101,076
Edgewise Therapeutics, Inc. (a)	29,504	502,453
Elanco Animal Health, Inc. (a)	208,244	2,715,502
Eli Lilly & Co.	334,907	269,355,653
Enliven Therapeutics, Inc. (a)(b)	10,600	279,628
Esperion Therapeutics, Inc. (a)(b)	72,933	168,475
Evolus, Inc. (a)	20,875	259,268
Eyepoint Pharmaceuticals, Inc. (a)(b)	14,973	147,933
Fulcrum Therapeutics, Inc. (a)(b)	19,388	179,921
Harmony Biosciences Holdings, Inc. (a)	13,619	461,139
Harrow, Inc. (a)	12,868	331,737
Innoviva, Inc. (a)(b)	23,985	451,877
Intra-Cellular Therapies, Inc. (a)	41,118	3,236,809
Jazz Pharmaceuticals PLC (a)	26,388	2,909,277
Johnson & Johnson	1,009,562	159,359,362
Ligand Pharmaceuticals, Inc. (a)	7,003	763,257
Liquidia Corp. (a)(b)	20,519	244,792
Longboard Pharmaceuticals, Inc. (a)	11,359	377,573
Marinus Pharmaceuticals, Inc. (a)	21,444	30,022
Merck & Co., Inc.	1,062,481	120,198,476
Mind Medicine (MindMed), Inc. (a)(b)	27,677	256,289
Nuvation Bio, Inc. Class A (a)	69,051	264,465
Ocular Therapeutix, Inc. (a)(b)	65,158	551,237
Omeros Corp. (a)(b)	25,320	136,475
Organon & Co.	109,033	2,383,461
Pacira Biosciences, Inc. (a)	20,071	414,466
Perrigo Co. PLC	57,111	1,614,528
Pfizer, Inc.	2,378,277	72,632,580
Phathom Pharmaceuticals, Inc. (a)(b)	14,069	166,296
Phibro Animal Health Corp. Class A	8,347	157,591
Pliant Therapeutics, Inc. (a)	21,024	300,853
Prestige Consumer Healthcare, Inc. (a)	21,011	1,487,789
Revance Therapeutics, Inc. (a)(b)	44,842	169,503
Royalty Pharma PLC	162,473	4,576,864
Scilex Holding Co. (a)(i)	17,231	21,918
Scilex Holding Co. (a)(b)	49,246	78,301
scPharmaceuticals, Inc. (a)(b)	9,159	46,070
SIGA Technologies, Inc.	16,348	163,153
Supernus Pharmaceuticals, Inc. (a)	23,319	695,373
Tarsus Pharmaceuticals, Inc. (a)(b)	12,788	310,621
Terns Pharmaceuticals, Inc. (a)	14,229	110,275
Theravance Biopharma, Inc. (a)	13,684	138,345
Ventyx Biosciences, Inc. (a)	24,623	57,125
Verrica Pharmaceuticals, Inc. (a)(b)	8,131	53,583
Viatris, Inc.	499,386	6,022,595
WAVE Life Sciences (a)	34,162	225,811
Xeris Biopharma Holdings, Inc. (a)(b)	61,592	152,748
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zevra Therapeutics, Inc. (a)(b)	15,167	98,434
Zoetis, Inc. Class A	191,472	34,472,619
		741,178,517
TOTAL HEALTH CARE		2,651,487,572
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.9%
AAR Corp. (a)	13,782	890,317
AeroVironment, Inc. (a)	11,702	2,089,275
AerSale Corp. (a)	13,698	92,325
Archer Aviation, Inc. Class A (a)(b)	88,175	367,690
Astronics Corp. (a)	11,393	262,381
Axon Enterprise, Inc. (a)	29,792	8,937,898
BWX Technologies, Inc.	38,303	3,810,765
Cadre Holdings, Inc.	8,383	307,656
Curtiss-Wright Corp.	16,064	4,734,061
Ducommun, Inc. (a)	5,609	359,930
General Dynamics Corp.	95,297	28,466,167
General Electric Co.	459,209	78,157,372
HEICO Corp.	16,793	4,052,823
HEICO Corp. Class A	31,967	6,077,246
Hexcel Corp.	34,986	2,316,423
Howmet Aerospace, Inc.	162,823	15,582,161
Huntington Ingalls Industries, Inc.	16,538	4,630,309
Kratos Defense & Security Solutions, Inc. (a)	63,311	1,427,030
L3Harris Technologies, Inc.	79,570	18,053,637
Leonardo DRS, Inc. (a)	29,609	834,974
Lockheed Martin Corp.	89,468	48,484,499
Mercury Systems, Inc. (a)	22,210	789,566
Moog, Inc. Class A	12,131	2,378,889
National Presto Industries, Inc.	2,130	162,881
Northrop Grumman Corp.	58,368	28,268,790
Rocket Lab U.S.A., Inc. Class A (a)(b)	112,689	590,490
RTX Corp.	557,518	65,502,790
Spirit AeroSystems Holdings, Inc. Class A (a)	48,625	1,762,656
Terran Orbital Corp. Class A (a)(b)	60,078	43,238
Textron, Inc.	79,908	7,423,453
The Boeing Co. (a)	242,217	46,166,560
TransDigm Group, Inc.	23,474	30,380,520
Triumph Group, Inc. (a)	31,388	514,449
V2X, Inc. (a)	4,649	242,352
Virgin Galactic Holdings, Inc. (a)(b)	7,416	52,728
Woodward, Inc.	25,526	3,981,801
		418,196,102
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	20,729	334,566
C.H. Robinson Worldwide, Inc.	48,917	4,356,059
Expeditors International of Washington, Inc.	59,368	7,410,314
FedEx Corp.	94,991	28,711,030
Forward Air Corp. (b)	13,381	339,342
GXO Logistics, Inc. (a)	50,133	2,806,445
Hub Group, Inc. Class A	26,462	1,237,628
United Parcel Service, Inc. Class B	306,031	39,897,261
		85,092,645
Building Products - 0.7%
A.O. Smith Corp.	50,736	4,314,589
AAON, Inc.	28,754	2,545,592
Advanced Drain Systems, Inc.	28,637	5,069,894
Allegion PLC	36,958	5,056,224
American Woodmark Corp. (a)	6,494	663,362
Apogee Enterprises, Inc.	9,774	670,887
Armstrong World Industries, Inc.	18,242	2,396,999
AZZ, Inc.	12,468	996,941
Builders FirstSource, Inc. (a)	51,097	8,552,105
Carlisle Companies, Inc.	19,922	8,338,951
Carrier Global Corp.	351,719	23,955,581
CSW Industrials, Inc.	6,535	2,120,085
Fortune Brands Innovations, Inc.	52,571	4,248,263
Gibraltar Industries, Inc. (a)	12,767	948,205
Griffon Corp.	15,858	1,142,727
Hayward Holdings, Inc. (a)	54,260	802,505
Insteel Industries, Inc.	7,888	270,164
Janus International Group, Inc. (a)	36,811	530,815
Jeld-Wen Holding, Inc. (a)	36,413	607,733
Johnson Controls International PLC	282,805	20,231,870
Lennox International, Inc.	13,430	7,836,405
Masco Corp.	92,180	7,176,213
MasterBrand, Inc. (a)	53,371	963,347
Owens Corning	36,316	6,768,576
Quanex Building Products Corp.	13,427	448,462
Resideo Technologies, Inc. (a)	61,643	1,400,529
Simpson Manufacturing Co. Ltd.	17,680	3,396,151
Tecnoglass, Inc.	8,511	457,977
The AZEK Co., Inc. Class A, (a)	61,608	2,765,583
Trane Technologies PLC	94,932	31,733,869
Trex Co., Inc. (a)	45,563	3,810,434
UFP Industries, Inc.	25,916	3,419,098
Zurn Elkay Water Solutions Cor	60,681	1,969,705
		165,609,841
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	26,598	1,477,785
ACCO Brands Corp.	38,511	196,791
ACV Auctions, Inc. Class A (a)	62,286	1,063,845
Aris Water Solution, Inc. Class A	10,105	178,960
Brady Corp. Class A	18,596	1,331,660
BrightView Holdings, Inc. (a)	24,252	348,986
Casella Waste Systems, Inc. Class A (a)	23,964	2,481,712
CECO Environmental Corp. (a)	12,076	352,619
Cimpress PLC (a)	7,205	657,600
Cintas Corp.	36,149	27,615,667
Clean Harbors, Inc. (a)	21,012	5,016,195
Copart, Inc.	367,112	19,210,971
CoreCivic, Inc. (a)	47,933	668,186
Deluxe Corp.	17,679	431,014
Driven Brands Holdings, Inc. (a)	24,385	327,734
Ennis, Inc.	10,516	250,701
Enviri Corp. (a)	32,190	380,486
Healthcare Services Group, Inc. (a)	30,195	345,129
HNI Corp.	19,829	1,089,604
Interface, Inc.	25,438	439,569
Liquidity Services, Inc. (a)	9,288	208,701
Matthews International Corp. Class A	12,378	358,343
Millerknoll, Inc.	30,222	937,486
Montrose Environmental Group, Inc. (a)	13,248	422,479
MSA Safety, Inc.	15,418	2,908,606
OpenLane, Inc. (a)	46,459	830,687
Pitney Bowes, Inc.	65,582	432,841
RB Global, Inc.	77,130	6,141,862
Republic Services, Inc.	85,344	16,584,046
Rollins, Inc.	117,852	5,646,289
Steelcase, Inc. Class A	40,088	580,875
Stericycle, Inc. (a)	38,985	2,282,572
Tetra Tech, Inc.	22,417	4,780,201
The Brink's Co.	18,782	2,065,832
The GEO Group, Inc. (a)	55,958	811,391
UniFirst Corp.	6,378	1,240,776
Veralto Corp.	92,197	9,824,512
Vestis Corp.	54,951	712,714
Viad Corp. (a)	9,560	317,870
VSE Corp.	6,616	588,758
Waste Management, Inc.	152,917	30,990,159
		152,532,214
Construction & Engineering - 0.3%
AECOM	56,976	5,162,595
Ameresco, Inc. Class A (a)(b)	13,222	417,419
API Group Corp. (a)	100,206	3,796,805
Arcosa, Inc.	20,566	1,910,787
Argan, Inc.	5,053	398,833
Bowman Consulting Group Ltd. (a)	5,657	202,068
Comfort Systems U.S.A., Inc.	14,911	4,956,715
Construction Partners, Inc. Class A (a)	18,269	1,181,091
Dycom Industries, Inc. (a)	12,304	2,257,907
EMCOR Group, Inc.	19,723	7,404,803
Fluor Corp. (a)	71,978	3,462,142
Granite Construction, Inc.	18,800	1,287,048
Great Lakes Dredge & Dock Corp. (a)	28,020	264,229
IES Holdings, Inc. (a)	3,536	544,438
Limbach Holdings, Inc. (a)	4,012	255,645
MasTec, Inc. (a)	25,537	2,809,836
Matrix Service Co. (a)	9,717	98,336
MDU Resources Group, Inc.	84,956	2,288,715
MYR Group, Inc. (a)	7,002	983,641
Primoris Services Corp.	22,188	1,252,956
Quanta Services, Inc.	61,445	16,306,274
Sterling Construction Co., Inc. (a)	12,924	1,503,837
Tutor Perini Corp. (a)	18,215	453,371
Valmont Industries, Inc.	8,459	2,523,827
Willscot Holdings Corp. (a)	79,728	3,268,848
		64,992,166
Electrical Equipment - 0.8%
Acuity Brands, Inc.	12,790	3,214,767
Allient, Inc.	5,559	160,877
American Superconductor Corp. (a)	15,456	373,417
AMETEK, Inc.	97,209	16,863,817
Array Technologies, Inc. (a)	59,328	624,131
Atkore, Inc.	15,326	2,069,010
Blink Charging Co. (a)	39,211	129,004
Bloom Energy Corp. Class A (a)(b)	89,542	1,212,399
ChargePoint Holdings, Inc. Class A (a)(b)	141,698	307,485
Eaton Corp. PLC	167,735	51,123,951
Emerson Electric Co.	240,084	28,116,237
Energy Vault Holdings, Inc. Class A (a)(b)	28,925	29,504
EnerSys	17,172	1,887,718
Enovix Corp. (a)(b)	59,270	854,081
Eos Energy Enterprises, Inc. (a)(b)	80,771	159,119
Fluence Energy, Inc. (a)(b)	24,468	400,786
FuelCell Energy, Inc. (a)(b)	181,191	91,755
GE Vernova LLC	115,070	20,510,077
Generac Holdings, Inc. (a)	25,413	3,956,296
GrafTech International Ltd.	73,021	56,087
Hubbell, Inc.	22,479	8,893,816
LSI Industries, Inc.	11,095	189,281
Net Power, Inc. Class A (a)	10,310	98,564
Nextracker, Inc. Class A (a)	51,799	2,545,403
NuScale Power Corp. Class A (a)(b)	24,940	254,887
nVent Electric PLC	70,085	5,090,274
Plug Power, Inc. (a)(b)	280,925	693,885
Powell Industries, Inc.	3,851	707,159
Preformed Line Products Co.	1,169	161,170
Regal Rexnord Corp.	27,953	4,491,488
Rockwell Automation, Inc.	47,893	13,345,384
Sensata Technologies PLC	63,080	2,459,489
Shoals Technologies Group, Inc. (a)	69,244	450,086
Stem, Inc. (a)(b)	59,861	73,030
SunPower Corp. (a)(b)	36,684	31,310
Sunrun, Inc. (a)(b)	92,333	1,618,597
Thermon Group Holdings, Inc. (a)	14,319	469,806
TPI Composites, Inc. (a)(b)	18,723	79,760
Vertiv Holdings Co.	144,578	11,378,289
Vicor Corp. (a)	9,121	384,085
		185,556,281
Ground Transportation - 1.0%
ArcBest Corp.	9,855	1,242,223
Avis Budget Group, Inc. (b)	7,578	765,454
Covenant Transport Group, Inc. Class A	3,137	175,515
CSX Corp.	819,901	28,778,525
FTAI Infrastructure LLC	43,034	443,681
Heartland Express, Inc.	18,508	240,049
Hertz Global Holdings, Inc. (a)(b)	52,907	215,861
J.B. Hunt Transport Services, Inc.	34,155	5,913,938
Knight-Swift Transportation Holdings, Inc.	67,418	3,669,562
Landstar System, Inc.	15,020	2,857,555
Lyft, Inc. (a)	148,911	1,794,378
Marten Transport Ltd.	25,010	470,438
Norfolk Southern Corp.	94,824	23,664,277
Old Dominion Freight Lines, Inc.	74,828	15,727,349
RXO, Inc. (a)	49,321	1,563,969
Ryder System, Inc.	18,391	2,577,683
Saia, Inc. (a)	11,176	4,669,892
Schneider National, Inc. Class B (b)	15,020	404,188
U-Haul Holding Co. (a)(b)	3,986	266,225
U-Haul Holding Co. (non-vtg.)	41,867	2,668,184
Uber Technologies, Inc. (a)	876,696	56,520,591
Union Pacific Corp.	255,847	63,125,130
Werner Enterprises, Inc.	26,812	1,050,762
XPO, Inc. (a)	48,902	5,618,351
		224,423,780
Industrial Conglomerates - 0.4%
3M Co.	232,228	29,620,681
Honeywell International, Inc.	273,029	55,902,688
		85,523,369
Machinery - 1.9%
3D Systems Corp. (a)	55,288	201,801
AGCO Corp.	26,272	2,480,602
Alamo Group, Inc.	4,489	865,120
Albany International Corp. Class A	13,272	1,241,994
Allison Transmission Holdings, Inc.	36,668	3,248,418
Astec Industries, Inc.	9,316	326,898
Atmus Filtration Technologies, Inc.	34,692	1,069,901
Barnes Group, Inc.	21,744	877,153
Blue Bird Corp. (a)	7,011	365,413
Caterpillar, Inc.	205,132	71,016,698
Chart Industries, Inc. (a)	17,589	2,833,236
CNH Industrial NV	384,075	4,090,399
Columbus McKinnon Corp. (NY Shares)	11,589	442,236
Crane Co.	20,542	3,295,348
Cummins, Inc.	57,449	16,763,618
Deere & Co.	108,609	40,400,376
Desktop Metal, Inc. (a)(b)	10,675	50,279
Donaldson Co., Inc.	50,460	3,775,417
Douglas Dynamics, Inc.	9,262	267,764
Dover Corp.	57,585	10,610,612
Energy Recovery, Inc. (a)	24,841	362,182
Enerpac Tool Group Corp. Class A	22,887	920,057
EnPro Industries, Inc.	8,739	1,493,845
ESAB Corp.	23,740	2,411,984
ESCO Technologies, Inc.	10,823	1,330,796
Federal Signal Corp.	25,680	2,567,230
Flowserve Corp.	55,162	2,788,439
Fortive Corp.	147,767	10,617,059
Franklin Electric Co., Inc.	16,635	1,773,624
Gates Industrial Corp. PLC (a)	77,891	1,447,994
Gorman-Rupp Co.	10,672	440,860
Graco, Inc.	70,887	6,028,939
Graham Corp. (a)	4,067	133,276
Helios Technologies, Inc.	14,108	648,263
Hillenbrand, Inc.	29,772	1,316,816
Hillman Solutions Corp. Class A (a)	83,616	848,702
Hyliion Holdings Corp. Class A (a)	53,166	118,029
Hyster-Yale Materials Handling, Inc. Class A	4,759	389,001
IDEX Corp.	31,853	6,640,713
Illinois Tool Works, Inc.	113,790	28,137,991
Ingersoll Rand, Inc.	169,326	17,000,330
ITT, Inc.	34,733	4,913,330
John Bean Technologies Corp.	13,446	1,322,817
Kadant, Inc.	4,893	1,719,841
Kennametal, Inc.	31,921	834,415
Lincoln Electric Holdings, Inc.	23,852	4,899,439
Lindsay Corp.	4,663	587,491
Luxfer Holdings PLC sponsored	10,832	140,166
Manitowoc Co., Inc. (a)	14,122	178,502
Microvast Holdings, Inc. (a)(b)	88,570	34,604
Middleby Corp. (a)	22,436	3,041,873
Miller Industries, Inc.	4,634	314,834
Mueller Industries, Inc.	47,438	3,365,252
Mueller Water Products, Inc.	64,526	1,334,398
Nikola Corp. (a)(b)	17,607	158,111
Nordson Corp.	22,873	5,725,798
Oshkosh Corp.	27,738	3,013,734
Otis Worldwide Corp.	169,434	16,011,513
PACCAR, Inc.	219,859	21,691,289
Parker Hannifin Corp.	53,926	30,261,114
Pentair PLC	69,491	6,106,174
Proto Labs, Inc. (a)	10,465	364,391
RBC Bearings, Inc. (a)	12,158	3,536,033
REV Group, Inc.	16,730	488,181
Shyft Group, Inc. (The)	12,723	213,365
Snap-On, Inc.	22,107	6,345,372
SPX Technologies, Inc. (a)	19,379	2,859,178
Standex International Corp.	5,060	945,208
Stanley Black & Decker, Inc.	64,462	6,808,476
Symbotic, Inc. (a)(b)	14,867	398,584
Tennant Co.	7,854	845,797
Terex Corp.	28,292	1,789,752
The Greenbrier Companies, Inc.	13,492	688,227
Timken Co.	27,698	2,408,341
Titan International, Inc. (a)	20,569	175,248
Toro Co.	43,949	4,207,238
Trinity Industries, Inc.	34,860	1,152,472
Wabash National Corp.	19,775	424,965
Watts Water Technologies, Inc. Class A	11,477	2,381,707
Westinghouse Air Brake Tech Co.	73,918	11,911,886
Xylem, Inc.	101,702	13,577,217
		418,815,746
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	18,513	359,337
Kirby Corp. (a)	24,385	2,996,429
Matson, Inc.	14,328	1,901,469
Pangaea Logistics Solutions Ltd.	14,119	102,504
		5,359,739
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	53,396	2,003,952
Allegiant Travel Co.	5,779	324,029
American Airlines Group, Inc. (a)(b)	274,854	2,924,447
Blade Air Mobility, Inc. (a)	21,682	71,551
Delta Air Lines, Inc.	271,176	11,665,992
Frontier Group Holdings, Inc. (a)(b)	16,827	66,298
Hawaiian Holdings, Inc. (a)	20,880	267,055
JetBlue Airways Corp. (a)(b)	143,246	918,207
Joby Aviation, Inc. (a)(b)	156,865	938,053
SkyWest, Inc. (a)	16,997	1,358,740
Southwest Airlines Co.	251,739	6,781,849
Spirit Airlines, Inc. (b)	44,507	133,966
Sun Country Airlines Holdings, Inc. (a)	15,707	205,762
United Airlines Holdings, Inc. (a)	138,179	6,276,090
		33,935,991
Professional Services - 0.9%
Alight, Inc. Class A (a)	168,865	1,278,308
Asure Software, Inc. (a)(b)	9,339	96,192
Automatic Data Processing, Inc.	171,642	45,076,622
Barrett Business Services, Inc.	11,934	434,875
Booz Allen Hamilton Holding Corp. Class A	54,423	7,799,360
Broadridge Financial Solutions, Inc.	49,574	10,608,836
CACI International, Inc. (a)	9,324	4,302,840
CBIZ, Inc. (a)	20,879	1,449,003
Clarivate PLC (a)(b)	181,673	1,224,476
Concentrix Corp.	19,425	1,369,463
Conduent, Inc. (a)	67,530	275,522
CRA International, Inc.	2,829	494,509
CSG Systems International, Inc.	12,190	570,980
Dayforce, Inc. (a)(b)	66,681	3,952,850
Dun & Bradstreet Holdings, Inc.	100,382	1,092,156
Equifax, Inc.	51,923	14,505,729
ExlService Holdings, Inc. (a)	68,170	2,403,674
Exponent, Inc.	21,330	2,262,686
First Advantage Corp.	22,700	390,894
FiscalNote Holdings, Inc. Class A (a)	25,446	38,932
Forrester Research, Inc. (a)	4,679	94,469
Franklin Covey Co. (a)	4,637	202,683
FTI Consulting, Inc. (a)	14,750	3,215,058
Genpact Ltd.	69,418	2,406,722
Heidrick & Struggles International, Inc.	8,079	324,291
Huron Consulting Group, Inc. (a)	7,243	796,802
ICF International, Inc.	7,355	1,081,921
Innodata, Inc. (a)(b)	10,000	193,500
Insperity, Inc.	14,898	1,530,323
Jacobs Solutions, Inc.	52,412	7,670,496
KBR, Inc.	56,545	3,765,332
Kelly Services, Inc. Class A (non-vtg.)	12,940	304,478
Kforce, Inc.	7,791	541,241
Korn Ferry	22,042	1,624,936
LegalZoom.com, Inc. (a)	47,792	319,251
Leidos Holdings, Inc.	56,633	8,177,805
ManpowerGroup, Inc.	20,090	1,538,492
Maximus, Inc.	25,800	2,396,562
NV5 Global, Inc. (a)	5,489	566,135
Parsons Corp. (a)	17,324	1,582,894
Paychex, Inc.	134,478	17,215,874
Paycom Software, Inc.	20,153	3,361,319
Paycor HCM, Inc. (a)	27,973	347,145
Paylocity Holding Corp. (a)	18,224	2,734,876
Planet Labs PBC Class A (a)(b)	82,472	209,479
RCM Technologies, Inc. (a)	2,060	40,129
Resources Connection, Inc.	12,987	154,935
Robert Half, Inc.	43,105	2,766,910
Science Applications International Corp.	21,482	2,672,361
Spire Global, Inc. (a)(b)	8,948	124,735
SS&C Technologies Holdings, Inc.	90,165	6,577,537
Sterling Check Corp. (a)(b)	12,206	191,390
TaskUs, Inc. (a)	7,799	128,761
TransUnion	81,751	7,378,845
TriNet Group, Inc.	13,137	1,369,532
TrueBlue, Inc. (a)	12,632	150,952
Ttec Holdings, Inc.	7,093	56,602
Upwork, Inc. (a)	50,497	612,024
Verisk Analytics, Inc.	59,806	15,654,221
Verra Mobility Corp. (a)	69,823	2,103,767
		201,812,692
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	43,157	2,141,450
Alta Equipment Group, Inc.	9,113	95,687
Applied Industrial Technologies, Inc.	16,206	3,535,987
Beacon Roofing Supply, Inc. (a)	26,679	2,742,601
BlueLinx Corp. (a)	3,522	424,718
Boise Cascade Co.	16,548	2,351,305
Core & Main, Inc. (a)	71,884	3,843,637
Custom Truck One Source, Inc. Class A (a)	24,476	122,625
Distribution Solutions Group I (a)	4,348	146,745
DNOW, Inc. (a)	45,769	703,012
DXP Enterprises, Inc. (a)	5,327	291,707
Fastenal Co.	240,270	16,999,103
Ferguson PLC	84,842	18,890,071
FTAI Aviation Ltd.	42,135	4,695,946
GATX Corp.	14,924	2,081,898
Global Industrial Co.	5,071	176,876
GMS, Inc. (a)	16,515	1,589,238
H&E Equipment Services, Inc.	13,666	714,732
Herc Holdings, Inc.	11,947	1,861,820
Hudson Technologies, Inc. (a)	15,862	135,779
Karat Packaging, Inc.	2,302	68,761
McGrath RentCorp.	10,227	1,123,231
MRC Global, Inc. (a)	35,573	515,097
MSC Industrial Direct Co., Inc. Class A	19,239	1,711,309
Rush Enterprises, Inc. Class A	25,809	1,316,517
SiteOne Landscape Supply, Inc. (a)	18,937	2,777,679
Titan Machinery, Inc. (a)	8,122	144,815
Transcat, Inc. (a)	3,750	432,150
United Rentals, Inc.	27,960	21,168,516
W.W. Grainger, Inc.	18,337	17,911,765
Watsco, Inc.	13,455	6,586,088
WESCO International, Inc.	18,404	3,219,780
Xometry, Inc. (a)(b)	16,267	237,986
		120,758,631
TOTAL INDUSTRIALS		2,162,609,197
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	28,623	193,778
Applied Optoelectronics, Inc. (a)(b)	15,867	151,530
Arista Networks, Inc. (a)	106,502	36,908,268
Aviat Networks, Inc. (a)	4,993	154,783
Calix, Inc. (a)	24,713	1,016,446
Ciena Corp. (a)	61,089	3,221,834
Cisco Systems, Inc.	1,698,537	82,294,118
Clearfield, Inc. (a)(b)	5,064	219,778
CommScope Holding Co., Inc. (a)	91,695	237,490
Comtech Telecommunications Corp. (a)	10,348	33,528
Digi International, Inc. (a)	14,724	401,965
Extreme Networks, Inc. (a)	54,426	778,292
F5, Inc. (a)	24,585	5,006,489
Harmonic, Inc. (a)	47,630	698,256
Infinera Corp. (a)(b)	88,536	525,904
Juniper Networks, Inc.	135,675	5,113,591
Lumentum Holdings, Inc. (a)	28,353	1,468,118
Motorola Solutions, Inc.	69,879	27,876,131
NETGEAR, Inc. (a)	11,931	189,464
NetScout Systems, Inc. (a)	30,411	618,864
ViaSat, Inc. (a)(b)	30,479	616,285
Viavi Solutions, Inc. (a)	93,136	748,813
		168,473,725
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries, Inc.	15,568	1,811,648
Amphenol Corp. Class A	503,812	32,374,959
Arlo Technologies, Inc. (a)	41,062	622,500
Arrow Electronics, Inc. (a)	22,378	2,767,935
Avnet, Inc.	37,505	2,016,269
Badger Meter, Inc.	12,285	2,532,676
Bel Fuse, Inc. Class B (non-vtg.)	3,940	292,624
Belden, Inc.	17,240	1,597,976
Benchmark Electronics, Inc.	15,086	722,167
CDW Corp.	56,508	12,324,960
Cognex Corp.	71,870	3,566,189
Coherent Corp. (a)	55,744	3,884,242
Corning, Inc.	323,665	12,949,837
Crane NXT Co.	20,235	1,272,377
CTS Corp.	13,112	640,915
Daktronics, Inc. (a)	16,448	246,391
ePlus, Inc. (a)	11,133	1,023,345
Evolv Technologies Holdings, Inc. (a)(b)	32,992	114,482
Fabrinet (a)	15,201	3,352,733
FARO Technologies, Inc. (a)	7,527	128,712
Insight Enterprises, Inc. (a)	11,605	2,605,323
IPG Photonics Corp. (a)	12,149	976,780
Itron, Inc. (a)	19,185	1,984,496
Jabil, Inc.	50,467	5,686,117
Keysight Technologies, Inc. (a)	73,409	10,245,694
Kimball Electronics, Inc. (a)	10,012	237,284
Knowles Corp. (a)	36,178	660,972
Lightwave Logic, Inc. (a)(b)	51,880	179,505
Littelfuse, Inc.	10,332	2,759,781
Luna Innovations, Inc. (a)(b)	12,640	37,920
Methode Electronics, Inc.	14,350	181,671
MicroVision, Inc. (a)(b)	74,229	79,425
Mirion Technologies, Inc. Class A (a)	77,791	819,917
Napco Security Technologies, Inc.	12,240	683,114
nLIGHT, Inc. (a)	18,864	227,688
Novanta, Inc. (a)	15,084	2,732,919
OSI Systems, Inc. (a)	6,706	992,354
Ouster, Inc. Class A (a)	16,177	212,404
Par Technology Corp. (a)(b)	14,366	727,494
PC Connection, Inc.	4,682	335,091
Plexus Corp. (a)	11,637	1,491,514
Richardson Electronics Ltd.	4,744	56,786
Rogers Corp. (a)	7,114	869,189
Sanmina Corp. (a)	23,444	1,766,037
ScanSource, Inc. (a)	10,530	548,087
Smartrent, Inc. (a)	75,148	138,272
TD SYNNEX Corp.	32,486	3,871,357
TE Connectivity Ltd.	128,461	19,825,386
Teledyne Technologies, Inc. (a)	19,905	8,397,123
Trimble, Inc. (a)	102,258	5,577,151
TTM Technologies, Inc. (a)	43,283	838,825
Vishay Intertechnology, Inc.	53,200	1,293,292
Vishay Precision Group, Inc. (a)	5,020	172,136
Vontier Corp.	64,636	2,535,670
Vuzix Corp. (a)(b)	20,734	25,295
Zebra Technologies Corp. Class A (a)	21,605	7,587,460
		171,602,466
IT Services - 1.3%
Accenture PLC Class A	263,785	87,212,597
Akamai Technologies, Inc. (a)	63,753	6,265,645
Amdocs Ltd.	49,200	4,303,524
Applied Digital Corp. (a)(b)	31,088	151,088
ASGN, Inc. (a)	19,334	1,830,350
BigCommerce Holdings, Inc. (a)	27,048	219,089
Cloudflare, Inc. (a)	126,422	9,797,705
Cognizant Technology Solutions Corp. Class A	208,977	15,815,379
Couchbase, Inc. (a)	13,723	263,344
Digitalocean Holdings, Inc. (a)	22,676	751,256
DXC Technology Co. (a)	75,235	1,530,280
Edgio, Inc. (a)	1	10
EPAM Systems, Inc. (a)	24,416	5,252,614
Fastly, Inc. Class A (a)	53,422	432,718
Gartner, Inc. (a)	32,555	16,316,240
GoDaddy, Inc. (a)	59,090	8,594,641
Grid Dynamics Holdings, Inc. (a)	22,639	292,043
Hackett Group, Inc.	11,333	309,164
IBM Corp.	385,299	74,031,350
Kyndryl Holdings, Inc. (a)	97,017	2,606,847
MongoDB, Inc. Class A (a)	30,829	7,780,006
Okta, Inc. (a)	67,013	6,295,201
Perficient, Inc. (a)	14,804	1,116,370
Rackspace Technology, Inc. (a)	29,940	70,060
Snowflake, Inc. (a)	140,309	18,293,487
Squarespace, Inc. Class A (a)	21,707	959,232
Thoughtworks Holding, Inc. (a)	41,068	142,917
Twilio, Inc. Class A (a)	71,737	4,241,809
Unisys Corp. (a)	28,529	135,798
VeriSign, Inc. (a)	36,279	6,784,536
		281,795,300
Semiconductors & Semiconductor Equipment - 10.2%
ACM Research, Inc. Class A, (a)	19,691	353,453
Advanced Micro Devices, Inc. (a)	678,112	97,973,622
AEHR Test Systems (a)(b)	10,740	202,664
Allegro MicroSystems LLC (a)	29,686	713,651
Alpha & Omega Semiconductor Ltd. (a)	9,653	399,634
Ambarella, Inc. (a)	15,857	834,712
Amkor Technology, Inc.	43,630	1,424,956
Analog Devices, Inc.	208,041	48,136,527
Applied Materials, Inc.	348,554	73,963,159
Atomera, Inc. (a)(b)	10,403	36,515
Axcelis Technologies, Inc. (a)	13,627	1,721,771
AXT, Inc. (a)	16,089	58,564
Broadcom, Inc.	1,827,482	293,639,808
CEVA, Inc. (a)	9,511	190,696
Cirrus Logic, Inc. (a)	22,661	2,956,807
Cohu, Inc. (a)	19,171	613,280
Credo Technology Group Holding Ltd. (a)	54,069	1,500,415
Diodes, Inc. (a)	19,451	1,521,068
Enphase Energy, Inc. (a)	56,992	6,560,349
Entegris, Inc.	63,122	7,466,701
First Solar, Inc. (a)	44,941	9,706,807
FormFactor, Inc. (a)	32,326	1,731,381
Ichor Holdings Ltd. (a)	14,224	483,616
Impinj, Inc. (a)	9,750	1,553,078
indie Semiconductor, Inc. (a)(b)	59,744	357,269
Intel Corp.	1,785,995	54,901,486
Intest Corp. (a)(b)	4,554	49,183
KLA Corp.	56,480	46,486,994
Kopin Corp. (a)	41,649	44,148
Kulicke & Soffa Industries, Inc.	23,721	1,118,920
Lam Research Corp.	54,848	50,528,172
Lattice Semiconductor Corp. (a)	57,834	3,065,202
MACOM Technology Solutions Holdings, Inc. (a)	23,051	2,326,307
Marvell Technology, Inc.	363,283	24,332,695
MaxLinear, Inc. Class A (a)	31,829	450,062
Microchip Technology, Inc.	226,829	20,137,879
Micron Technology, Inc.	464,595	51,021,823
MKS Instruments, Inc.	26,401	3,323,886
Monolithic Power Systems, Inc.	20,429	17,632,066
Navitas Semiconductor Corp. Class A (a)(b)	54,802	203,315
NVE Corp.	1,956	174,671
NVIDIA Corp.	10,319,459	1,207,583,092
NXP Semiconductors NV	107,253	28,224,699
ON Semiconductor Corp. (a)	180,730	14,142,123
Onto Innovation, Inc. (a)	20,737	3,966,988
PDF Solutions, Inc. (a)	13,351	468,487
Photronics, Inc. (a)	27,191	690,923
Pixelworks, Inc. (a)	21,056	20,553
Power Integrations, Inc.	23,974	1,751,061
Qorvo, Inc. (a)	40,387	4,838,363
Qualcomm, Inc.	469,019	84,868,988
Rambus, Inc. (a)	45,014	2,315,520
Rigetti Computing, Inc. Class A (a)(b)	42,707	43,988
Semtech Corp. (a)	27,073	858,756
Silicon Laboratories, Inc. (a)	13,421	1,612,265
SiTime Corp. (a)	7,398	1,050,146
SkyWater Technology, Inc. (a)	7,265	53,761
Skyworks Solutions, Inc.	67,492	7,668,441
SMART Global Holdings, Inc. (a)	21,728	508,435
SolarEdge Technologies, Inc. (a)(b)	23,456	676,940
Synaptics, Inc. (a)	16,658	1,454,577
Teradyne, Inc.	65,590	8,602,784
Texas Instruments, Inc.	381,821	77,818,938
Ultra Clean Holdings, Inc. (a)	19,259	833,144
Universal Display Corp.	18,362	4,087,748
Veeco Instruments, Inc. (a)	23,322	965,764
Wolfspeed, Inc. (a)(b)	52,926	997,655
		2,286,001,451
Software - 10.0%
8x8, Inc. (a)	47,261	145,564
A10 Networks, Inc.	28,054	367,227
ACI Worldwide, Inc. (a)	44,263	1,913,489
Adeia, Inc.	45,600	535,800
Adobe, Inc. (a)	187,954	103,684,824
Agilysys, Inc. (a)	8,361	937,184
Alarm.com Holdings, Inc. (a)	21,694	1,530,512
Alkami Technology, Inc. (a)	17,436	570,680
Altair Engineering, Inc. Class A (a)(b)	23,882	2,110,214
American Software, Inc. Class A	12,646	138,347
Amplitude, Inc. Class A, (a)	33,309	285,125
ANSYS, Inc. (a)	36,671	11,501,126
AppFolio, Inc. Class A, (a)	8,795	1,947,917
Appian Corp. Class A (a)(b)	16,826	621,552
AppLovin Corp. Class A, (a)	75,934	5,854,511
Asana, Inc. (a)(b)	36,241	527,307
Aspen Technology, Inc. (a)	11,757	2,209,728
Atlassian Corp. PLC Class A, (a)	66,897	11,812,003
Aurora Innovation, Inc. Class A, (a)(b)	343,023	1,372,092
Autodesk, Inc. (a)	89,801	22,227,544
AvePoint, Inc. (a)	41,665	454,149
Bentley Systems, Inc. Class B	97,833	4,768,380
Bill Holdings, Inc. (a)	40,521	2,024,429
Blackbaud, Inc. (a)	16,962	1,346,444
BlackLine, Inc. (a)	21,508	1,022,060
Blend Labs, Inc. (a)(b)	66,973	185,515
Box, Inc. Class A (a)	60,472	1,700,473
Braze, Inc. (a)	24,039	1,059,158
C3.ai, Inc. (a)	40,775	1,090,731
Cadence Design Systems, Inc. (a)	114,192	30,564,631
CCC Intelligent Solutions Holdings, Inc. Class A (a)	139,163	1,427,812
Cerence, Inc. (a)(b)	16,941	53,872
Cipher Mining, Inc. (a)(b)	40,434	211,470
Cleanspark, Inc. (a)(b)	95,381	1,526,096
Clear Secure, Inc.	36,180	772,443
Clearwater Analytics Holdings, Inc. (a)	66,369	1,297,514
CommVault Systems, Inc. (a)	18,162	2,776,062
Confluent, Inc. (a)	102,536	2,565,451
Consensus Cloud Solutions, Inc. (a)	6,757	143,924
Crowdstrike Holdings, Inc. (a)	96,789	22,451,176
CS Disco, Inc. (a)	9,862	60,947
D-Wave Quantum, Inc. (a)(b)	31,591	31,591
Daily Journal Corp. (a)	386	179,722
Datadog, Inc. Class A (a)	129,559	15,085,850
Digimarc Corp. (a)(b)	5,656	180,935
Digital Turbine, Inc. (a)	34,088	81,129
DocuSign, Inc. (a)	85,723	4,755,912
Dolby Laboratories, Inc. Class A	25,088	1,975,931
Domo, Inc. Class B (a)	12,846	107,393
DoubleVerify Holdings, Inc. (a)	59,180	1,249,882
Dropbox, Inc. Class A (a)	101,336	2,423,957
Dynatrace, Inc. (a)	100,720	4,423,622
E2open Parent Holdings, Inc. (a)(b)	76,219	355,943
Elastic NV (a)	34,620	3,796,775
Enfusion, Inc. Class A (a)	15,316	145,196
Envestnet, Inc. (a)	20,980	1,300,340
Fair Isaac Corp. (a)	10,372	16,595,200
Five9, Inc. (a)	31,062	1,383,812
Fortinet, Inc. (a)	266,284	15,455,123
Freshworks, Inc. (a)	76,884	961,050
Gen Digital, Inc.	230,579	5,992,748
GitLab, Inc. (a)	45,440	2,327,891
Guidewire Software, Inc. (a)	34,884	5,235,042
HashiCorp, Inc. (a)	60,430	2,039,513
HubSpot, Inc. (a)	21,413	10,642,903
Informatica, Inc. (a)	16,822	402,719
Intapp, Inc. (a)	16,929	606,566
InterDigital, Inc. (b)	10,516	1,290,944
Intuit, Inc.	117,483	76,052,620
Jamf Holding Corp. (a)	25,365	464,433
Klaviyo, Inc. Class A (b)	24,314	637,027
Liveramp Holdings, Inc. (a)	27,625	836,485
Manhattan Associates, Inc. (a)	25,776	6,582,675
Marathon Digital Holdings, Inc. (a)(b)	114,250	2,247,298
Matterport, Inc. Class A (a)	99,745	442,868
MeridianLink, Inc. (a)	9,223	217,939
Microsoft Corp.	3,117,800	1,304,331,630
MicroStrategy, Inc. Class A (a)(b)	6,619	10,685,978
Mitek Systems, Inc. (a)	18,442	245,463
N-able, Inc. (a)	30,572	426,174
nCino, Inc. (a)	25,840	846,518
NCR Voyix Corp. (a)	57,330	845,618
Nextnav, Inc. Class A (a)(b)	22,469	186,717
Nutanix, Inc. Class A (a)	102,266	5,165,456
Olo, Inc. Class A (a)	44,337	211,931
ON24, Inc. (a)	14,780	97,105
Onespan, Inc. (a)	14,484	214,363
Oracle Corp.	668,779	93,261,232
Pagerduty, Inc. (a)	39,433	825,333
Palantir Technologies, Inc. Class A (a)	831,548	22,360,326
Palo Alto Networks, Inc. (a)	135,562	44,021,048
Pegasystems, Inc.	18,258	1,272,948
Porch Group, Inc. (a)	32,382	66,383
PowerSchool Holdings, Inc. Class A (a)(b)	24,429	551,118
Procore Technologies, Inc. (a)	38,085	2,705,178
Progress Software Corp.	18,223	1,064,223
PROS Holdings, Inc. (a)(b)	18,429	444,139
PTC, Inc. (a)	50,389	8,961,684
Q2 Holdings, Inc. (a)	25,164	1,697,815
Qualys, Inc. (a)	15,381	2,293,922
Rapid7, Inc. (a)	26,693	1,050,103
Rekor Systems, Inc. (a)(b)	31,012	56,442
RingCentral, Inc. (a)	34,469	1,208,138
Riot Platforms, Inc. (a)(b)	113,217	1,153,681
Roper Technologies, Inc.	44,880	24,448,380
Salesforce, Inc.	407,503	105,461,776
Samsara, Inc. (a)	80,104	3,066,381
Semrush Holdings, Inc. (a)	12,125	178,723
SentinelOne, Inc. (a)	119,555	2,737,810
ServiceNow, Inc. (a)	86,024	70,057,085
Smartsheet, Inc. (a)	58,091	2,786,044
SolarWinds, Inc.	20,823	248,418
SoundHound AI, Inc. (a)(b)	124,307	632,723
Sprinklr, Inc. (a)(b)	51,391	505,174
Sprout Social, Inc. (a)(b)	20,536	802,342
SPS Commerce, Inc. (a)	15,539	3,347,411
Synopsys, Inc. (a)	64,011	35,738,622
Telos Corp. (a)	23,100	99,330
Tenable Holdings, Inc. (a)	49,420	2,269,366
Teradata Corp. (a)	40,621	1,316,933
TeraWulf, Inc. (a)(b)	93,722	389,884
Tyler Technologies, Inc. (a)	17,820	10,123,720
UiPath, Inc. Class A (a)	171,441	2,086,437
Unity Software, Inc. (a)(b)	103,506	1,693,358
Varonis Systems, Inc. (a)	46,780	2,578,981
Verint Systems, Inc. (a)	26,405	954,277
Veritone, Inc. (a)(b)	13,107	34,471
Vertex, Inc. Class A (a)(b)	20,480	812,032
Weave Communications, Inc. (a)	12,097	120,970
Workday, Inc. Class A (a)	89,163	20,250,701
Workiva, Inc. (a)	20,905	1,542,162
Xperi, Inc. (a)	17,621	143,964
Yext, Inc. (a)	42,059	242,260
Zeta Global Holdings Corp. (a)	65,256	1,397,784
Zoom Video Communications, Inc. Class A (a)	109,229	6,597,432
Zscaler, Inc. (a)	37,627	6,748,402
Zuora, Inc. (a)	59,163	536,608
		2,250,505,144
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	6,046,924	1,342,900,825
Corsair Gaming, Inc. (a)	20,473	168,083
Dell Technologies, Inc.	111,875	12,717,950
Diebold Nixdorf, Inc.	15,735	685,259
Eastman Kodak Co. (a)(b)	28,853	167,636
Hewlett Packard Enterprise Co.	545,706	10,865,006
HP, Inc.	362,275	13,074,505
Immersion Corp.	12,284	156,867
IonQ, Inc. (a)(b)	75,084	611,935
NetApp, Inc.	86,530	10,987,579
Pure Storage, Inc. Class A (a)	128,283	7,688,000
Seagate Technology Holdings PLC	81,977	8,375,590
Super Micro Computer, Inc. (a)	21,130	14,825,865
Turtle Beach Corp. (a)	6,871	99,423
Western Digital Corp. (a)	137,095	9,192,220
Xerox Holdings Corp.	48,245	519,357
		1,433,036,100
TOTAL INFORMATION TECHNOLOGY		6,591,414,186
MATERIALS - 2.5%
Chemicals - 1.5%
AdvanSix, Inc.	10,856	303,642
Air Products & Chemicals, Inc.	93,297	24,616,413
Albemarle Corp. (b)	49,221	4,610,531
Alto Ingredients, Inc. (a)	29,400	46,746
American Vanguard Corp.	10,795	103,848
Arcadium Lithium PLC (b)	433,748	1,379,319
Ashland, Inc.	21,181	2,047,144
Aspen Aerogels, Inc. (a)	23,729	484,309
Avient Corp.	38,668	1,749,340
Axalta Coating Systems Ltd. (a)	92,745	3,306,359
Balchem Corp.	13,604	2,414,166
Cabot Corp.	23,035	2,310,180
Celanese Corp.	42,132	5,946,932
CF Industries Holdings, Inc.	76,561	5,848,495
Core Molding Technologies, Inc. (a)	3,127	57,693
Corteva, Inc.	292,621	16,416,038
Danimer Scientific, Inc. (a)(b)	32,312	12,608
Danimer Scientific, Inc. warrants 7/15/25 (a)	10,770	808
Dow, Inc.	295,386	16,089,675
DuPont de Nemours, Inc.	175,500	14,689,350
Eastman Chemical Co.	49,247	5,088,693
Ecolab, Inc.	106,521	24,573,329
Ecovyst, Inc. (a)	41,081	391,913
Element Solutions, Inc.	93,975	2,532,626
FMC Corp.	52,332	3,054,096
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	547,860	208,187
H.B. Fuller Co.	23,001	1,982,686
Hawkins, Inc.	7,978	828,914
Huntsman Corp.	68,182	1,631,595
Ingevity Corp. (a)	14,450	663,111
Innospec, Inc.	10,640	1,395,330
International Flavors & Fragrances, Inc.	107,240	10,668,235
Intrepid Potash, Inc. (a)	3,694	96,376
Koppers Holdings, Inc.	8,846	360,121
Kronos Worldwide, Inc.	8,823	105,523
Linde PLC	201,575	91,414,263
LSB Industries, Inc. (a)	21,560	196,412
LyondellBasell Industries NV Class A	108,070	10,748,642
Mativ, Inc.	22,217	424,123
Minerals Technologies, Inc.	13,727	1,075,922
NewMarket Corp.	2,910	1,632,132
Olin Corp.	50,390	2,298,288
Origin Materials, Inc. Class A (a)(b)	46,549	41,899
Orion SA	23,465	577,708
Perimeter Solutions SA (a)	58,758	569,365
PPG Industries, Inc.	98,954	12,565,179
PureCycle Technologies, Inc. (a)(b)	55,305	426,402
Quaker Chemical Corp.	5,947	1,079,797
Rayonier Advanced Materials, Inc. (a)	26,342	175,174
RPM International, Inc.	53,942	6,551,795
Sensient Technologies Corp.	17,960	1,401,778
Sherwin-Williams Co.	97,869	34,332,445
Stepan Co.	8,590	726,972
The Chemours Co. LLC	62,145	1,502,045
The Mosaic Co.	134,915	4,016,420
The Scotts Miracle-Gro Co.	17,608	1,383,989
Trinseo PLC	13,044	37,697
Tronox Holdings PLC	48,345	781,255
Westlake Corp.	13,616	2,013,262
		331,987,295
Construction Materials - 0.2%
Eagle Materials, Inc.	14,438	3,931,467
Knife River Holding Co. (a)	23,868	1,897,983
Martin Marietta Materials, Inc.	25,866	15,347,591
Summit Materials, Inc. (a)	50,660	2,116,575
United States Lime & Minerals, Inc.	4,150	352,958
Vulcan Materials Co.	55,489	15,232,285
		38,878,859
Containers & Packaging - 0.3%
Amcor PLC	605,007	6,370,724
Aptargroup, Inc.	27,818	4,088,690
Ardagh Metal Packaging SA	57,864	212,940
Avery Dennison Corp.	33,813	7,331,673
Ball Corp.	129,950	8,294,709
Berry Global Group, Inc.	47,977	3,153,048
Crown Holdings, Inc.	49,816	4,418,679
Graphic Packaging Holding Co.	128,855	3,878,536
Greif, Inc. Class A	10,765	717,810
International Paper Co.	145,365	6,756,565
Myers Industries, Inc.	15,215	226,704
O-I Glass, Inc. (a)	65,950	881,092
Packaging Corp. of America	37,516	7,498,323
Pactiv Evergreen, Inc.	17,593	231,172
Ranpak Holdings Corp. (A Shares) (a)	16,124	116,415
Sealed Air Corp.	60,602	2,305,906
Silgan Holdings, Inc.	33,604	1,728,254
Smurfit Westrock PLC	108,647	4,871,731
Sonoco Products Co.	40,851	2,202,686
TriMas Corp.	16,713	410,806
		65,696,463
Metals & Mining - 0.5%
Alcoa Corp.	75,861	2,506,447
Alpha Metallurgical Resources	4,897	1,446,623
American Battery Technology Co. (a)(b)	19,952	21,349
AngloGold Ashanti PLC	175,633	4,931,775
Arch Resources, Inc. Class A,	7,655	1,121,840
ATI, Inc. (a)	52,138	3,530,264
Carpenter Technology Corp.	20,944	3,055,101
Century Aluminum Co. (a)	22,641	342,106
Cleveland-Cliffs, Inc. (a)	199,306	3,059,347
Coeur d'Alene Mines Corp. (a)	167,880	1,089,541
Commercial Metals Co.	48,661	2,924,526
Compass Minerals International, Inc. (b)	13,673	181,851
Freeport-McMoRan, Inc.	602,909	27,378,098
Gatos Silver, Inc. (a)	21,062	267,698
Haynes International, Inc.	5,367	319,605
Hecla Mining Co.	241,630	1,396,621
Kaiser Aluminum Corp.	6,879	541,309
Materion Corp.	8,638	1,040,274
McEwen Mining, Inc. (a)	18,248	172,261
Metallus, Inc. (a)	15,691	351,792
MP Materials Corp. (a)(b)	56,490	763,745
Newmont Corp.	483,965	23,748,163
Nucor Corp.	100,614	16,394,045
Olympic Steel, Inc.	3,966	200,997
Piedmont Lithium, Inc. (a)(b)	6,741	67,545
Radius Recycling, Inc. Class A	10,509	190,423
Ramaco Resources, Inc. Class A (b)	14,835	201,756
Reliance, Inc.	24,107	7,342,028
Royal Gold, Inc.	27,654	3,819,570
Ryerson Holding Corp.	11,786	280,389
Steel Dynamics, Inc.	62,011	8,261,105
SunCoke Energy, Inc.	37,064	433,649
United States Steel Corp.	93,686	3,849,558
Universal Stainless & Alloy Products, Inc. (a)	3,395	127,380
Warrior Metropolitan Coal, Inc.	21,829	1,508,602
Worthington Steel, Inc.	13,080	521,500
		123,388,883
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	7,199	399,329
Glatfelter Corp. (a)	17,337	26,352
Louisiana-Pacific Corp.	26,623	2,613,314
Mercer International, Inc. (SBI)	18,198	138,669
Sylvamo Corp.	14,856	1,095,036
		4,272,700
TOTAL MATERIALS		564,224,200
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Acadia Realty Trust (SBI)	44,131	954,995
Agree Realty Corp.	42,358	2,921,431
Alexander & Baldwin, Inc.	32,449	639,570
Alexanders, Inc.	887	214,920
Alexandria Real Estate Equities, Inc.	65,945	7,734,689
American Assets Trust, Inc.	20,039	531,434
American Homes 4 Rent Class A	135,470	4,889,112
American Tower Corp.	196,029	43,204,792
Americold Realty Trust	112,353	3,358,231
Apartment Investment & Management Co. Class A (a)	54,347	481,514
Apple Hospitality (REIT), Inc.	96,023	1,420,180
Armada Hoffler Properties, Inc. Class A,	27,908	331,547
AvalonBay Communities, Inc.	59,615	12,216,306
Brandywine Realty Trust (SBI)	70,006	352,830
Brixmor Property Group, Inc.	126,241	3,215,358
Broadstone Net Lease, Inc.	80,952	1,409,374
BXP, Inc.	61,275	4,369,520
Camden Property Trust (SBI)	44,696	4,950,082
CareTrust (REIT), Inc.	59,601	1,606,843
CBL & Associates Properties, Inc.	10,316	265,843
Centerspace	6,671	465,836
Chatham Lodging Trust	20,488	180,090
City Office REIT, Inc.	16,454	99,547
Community Healthcare Trust, Inc.	9,987	217,317
COPT Defense Properties (SBI)	48,266	1,398,266
Cousins Properties, Inc.	65,013	1,788,508
Crown Castle, Inc.	182,579	20,098,296
CTO Realty Growth, Inc.	8,939	179,406
CubeSmart	95,535	4,545,555
DiamondRock Hospitality Co.	92,436	760,748
Digital Realty Trust, Inc.	136,222	20,363,827
Diversified Healthcare Trust (SBI)	87,731	293,022
Douglas Emmett, Inc.	72,235	1,162,261
Easterly Government Properties, Inc.	45,227	630,012
EastGroup Properties, Inc.	20,360	3,807,116
Elme Communities (SBI)	38,343	631,126
Empire State Realty Trust, Inc.	58,181	626,609
EPR Properties	32,495	1,462,275
Equinix, Inc.	39,840	31,483,162
Equity Commonwealth (a)	46,549	948,203
Equity Lifestyle Properties, Inc.	78,214	5,371,738
Equity Residential (SBI)	144,907	10,089,874
Essential Properties Realty Trust, Inc.	73,876	2,185,991
Essex Property Trust, Inc.	27,020	7,521,287
Extra Space Storage, Inc.	89,025	14,210,171
Farmland Partners, Inc.	18,071	191,914
Federal Realty Investment Trust (SBI)	31,373	3,502,795
First Industrial Realty Trust, Inc.	55,526	3,038,383
Four Corners Property Trust, Inc.	39,558	1,073,604
Gaming & Leisure Properties	114,034	5,724,507
Getty Realty Corp.	21,742	643,998
Gladstone Commercial Corp.	16,811	253,006
Gladstone Land Corp.	14,219	211,152
Global Medical REIT, Inc.	26,098	249,236
Global Net Lease, Inc.	85,138	740,701
Healthcare Realty Trust, Inc.	159,212	2,816,460
Healthpeak Properties, Inc.	295,285	6,443,119
Highwoods Properties, Inc. (SBI)	43,988	1,362,308
Host Hotels & Resorts, Inc.	296,039	5,183,643
Hudson Pacific Properties, Inc.	51,315	307,377
Independence Realty Trust, Inc.	93,893	1,751,104
Industrial Logistics Properties Trust	24,586	126,372
InvenTrust Properties Corp.	29,591	833,578
Invitation Homes, Inc.	241,753	8,526,628
Iron Mountain, Inc.	123,058	12,620,828
JBG SMITH Properties	35,429	579,264
Kilroy Realty Corp.	44,528	1,646,200
Kimco Realty Corp.	280,024	6,084,922
Kite Realty Group Trust	92,548	2,282,234
Lamar Advertising Co. Class A	36,965	4,430,625
LTC Properties, Inc.	18,408	657,350
LXP Industrial Trust (REIT)	128,232	1,320,790
Medical Properties Trust, Inc. (b)	252,005	1,212,144
Mid-America Apartment Communities, Inc.	49,033	6,853,342
National Health Investors, Inc.	18,334	1,372,483
National Storage Affiliates Trust	29,471	1,254,580
Net Lease Office Properties (b)	6,038	178,181
NETSTREIT Corp.	31,504	518,871
NexPoint Residential Trust, Inc.	9,338	407,977
NNN (REIT), Inc.	77,089	3,460,525
Office Properties Income Trust	17,744	44,183
Omega Healthcare Investors, Inc.	103,876	3,781,086
One Liberty Properties, Inc.	6,594	174,016
Orion Office (REIT), Inc.	21,007	85,078
Outfront Media, Inc.	61,674	1,000,352
Paramount Group, Inc.	67,270	352,495
Park Hotels & Resorts, Inc.	87,922	1,324,105
Peakstone Realty Trust	14,603	198,309
Pebblebrook Hotel Trust	49,370	675,875
Phillips Edison & Co., Inc.	51,878	1,820,918
Piedmont Office Realty Trust, Inc. Class A	50,584	437,552
Plymouth Industrial REIT, Inc.	15,769	377,194
Postal Realty Trust, Inc. Class A	9,443	141,267
PotlatchDeltic Corp.	33,683	1,494,178
Prologis, Inc.	388,567	48,978,870
Public Storage Operating Co.	66,460	19,666,843
Rayonier, Inc.	57,227	1,735,695
Realty Income Corp.	365,720	21,003,300
Regency Centers Corp.	69,065	4,650,837
Retail Opportunity Investments Corp.	55,287	826,541
Rexford Industrial Realty, Inc.	91,246	4,572,337
RLJ Lodging Trust	67,521	637,398
Ryman Hospitality Properties, Inc.	25,202	2,533,053
Sabra Health Care REIT, Inc.	99,724	1,618,521
Safehold, Inc.	18,203	421,217
Saul Centers, Inc.	5,418	214,282
SBA Communications Corp. Class A	44,992	9,877,544
Service Properties Trust	67,300	381,591
Simon Property Group, Inc.	136,829	20,995,042
SITE Centers Corp.	76,803	1,186,606
SL Green Realty Corp.	27,304	1,819,539
STAG Industrial, Inc.	76,736	3,131,596
Summit Hotel Properties, Inc.	44,400	281,496
Sun Communities, Inc.	52,287	6,626,332
Sunstone Hotel Investors, Inc.	89,728	929,582
Tanger, Inc.	46,294	1,337,897
Terreno Realty Corp.	40,660	2,781,551
The Macerich Co.	91,743	1,468,805
UDR, Inc.	127,588	5,112,451
UMH Properties, Inc.	28,879	512,891
Uniti Group, Inc.	103,895	398,957
Universal Health Realty Income Trust (SBI)	5,285	225,934
Urban Edge Properties	50,830	1,031,849
Ventas, Inc.	170,138	9,262,313
Veris Residential, Inc.	32,532	511,078
VICI Properties, Inc.	438,728	13,714,637
Vornado Realty Trust	67,409	2,021,596
Welltower, Inc.	250,821	27,903,836
Weyerhaeuser Co.	305,808	9,712,462
Whitestone REIT	19,909	274,744
WP Carey, Inc.	92,456	5,344,881
Xenia Hotels & Resorts, Inc.	42,745	593,301
		559,653,028
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	44,591	210,470
CBRE Group, Inc. (a)	126,773	14,288,585
Compass, Inc. (a)	142,253	624,491
CoStar Group, Inc. (a)	171,131	13,351,641
Cushman & Wakefield PLC (a)	82,984	1,087,920
Digitalbridge Group, Inc.	64,647	913,462
Douglas Elliman, Inc. (a)	30,069	61,942
eXp World Holdings, Inc. (b)	32,849	471,712
Forestar Group, Inc. (a)	8,111	256,551
Howard Hughes Holdings, Inc.	13,808	1,024,139
Jones Lang LaSalle, Inc. (a)	19,933	5,001,190
Kennedy-Wilson Holdings, Inc.	48,348	503,303
Marcus & Millichap, Inc.	9,631	381,484
Newmark Group, Inc. Class A	48,813	633,593
Opendoor Technologies, Inc. Class A (a)(b)	246,499	571,878
RE/MAX Holdings, Inc. Class A	6,360	61,374
Redfin Corp. (a)(b)	50,590	411,803
Seritage Growth Properties (a)(b)	15,193	77,484
The RMR Group, Inc. Class A	7,216	187,183
The St. Joe Co.	15,281	942,532
Zillow Group, Inc.:
Class A (a)	21,757	1,031,282
Class C (a)	67,797	3,301,714
		45,395,733
TOTAL REAL ESTATE		605,048,761
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	24,207	1,561,352
Alliant Energy Corp.	107,303	5,972,485
American Electric Power Co., Inc.	220,962	21,680,791
Avangrid, Inc.	29,063	1,036,677
Constellation Energy Corp.	132,272	25,105,226
Duke Energy Corp.	323,383	35,336,060
Edison International	161,545	12,925,215
Entergy Corp.	89,624	10,393,695
Evergy, Inc.	97,026	5,627,508
Eversource Energy	147,508	9,574,744
Exelon Corp.	419,985	15,623,442
FirstEnergy Corp.	216,882	9,089,525
Genie Energy Ltd. Class B	8,789	149,061
Hawaiian Electric Industries, Inc.	46,562	771,067
IDACORP, Inc.	21,012	2,053,923
MGE Energy, Inc. (b)	15,146	1,330,425
NextEra Energy, Inc.	862,167	65,860,937
NRG Energy, Inc.	87,605	6,585,268
OGE Energy Corp.	83,690	3,244,661
Otter Tail Corp.	17,604	1,706,180
PG&E Corp.	896,661	16,364,063
Pinnacle West Capital Corp.	47,562	4,070,832
PNM Resources, Inc.	38,070	1,582,951
Portland General Electric Co.	43,303	2,051,696
PPL Corp.	309,572	9,200,480
Southern Co.	458,304	38,277,550
Xcel Energy, Inc.	233,201	13,590,954
		320,766,768
Gas Utilities - 0.1%
Atmos Energy Corp.	63,277	8,091,863
Chesapeake Utilities Corp.	9,423	1,112,197
National Fuel Gas Co.	38,665	2,265,382
New Jersey Resources Corp.	41,363	1,933,720
Northwest Natural Holding Co.	15,861	634,123
ONE Gas, Inc.	23,803	1,657,403
Southwest Gas Holdings, Inc.	25,191	1,868,165
Spire, Inc.	24,216	1,612,543
UGI Corp.	88,036	2,181,532
		21,356,928
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	28,147	118,217
Clearway Energy, Inc.:
Class A	16,514	406,740
Class C	32,485	866,700
Montauk Renewables, Inc. (a)	28,256	167,841
Ormat Technologies, Inc.	22,572	1,752,490
Sunnova Energy International, Inc. (a)(b)	43,205	305,459
The AES Corp.	297,755	5,297,061
Vistra Corp.	137,158	10,865,657
		19,780,165
Multi-Utilities - 0.6%
Ameren Corp.	111,617	8,847,880
Avista Corp.	32,395	1,269,236
Black Hills Corp.	29,027	1,714,044
CenterPoint Energy, Inc.	268,871	7,461,170
CMS Energy Corp.	125,540	8,134,992
Consolidated Edison, Inc.	144,771	14,118,068
Dominion Energy, Inc.	351,630	18,798,140
DTE Energy Co.	86,724	10,452,844
NiSource, Inc.	188,612	5,894,125
NorthWestern Energy Corp.	25,530	1,372,748
Public Service Enterprise Group, Inc.	208,761	16,652,865
Sempra	265,256	21,236,395
Unitil Corp.	7,458	457,026
WEC Energy Group, Inc.	132,673	11,417,838
		127,827,371
Water Utilities - 0.1%
American States Water Co.	16,037	1,323,534
American Water Works Co., Inc.	81,838	11,650,458
Artesian Resources Corp. Class A	3,851	150,844
California Water Service Group	25,018	1,337,462
Consolidated Water Co., Inc.	6,152	178,777
Essential Utilities, Inc.	105,174	4,275,323
Middlesex Water Co.	7,213	479,520
SJW Group	12,702	769,868
York Water Co.	5,922	244,638
		20,410,424
TOTAL UTILITIES		510,141,656
TOTAL COMMON STOCKS (Cost $15,292,499,091)		22,295,548,119

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $1,205,303)	1,209,000	1,205,280

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	112,924,937	112,947,522
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	159,486,588	159,502,537
TOTAL MONEY MARKET FUNDS (Cost $272,450,059)		272,450,059

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $15,566,154,453)	22,569,203,458
NET OTHER ASSETS (LIABILITIES) - (0.6)% (h)	(131,393,793)
NET ASSETS - 100.0%	22,437,809,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	98	Sep 2024	11,137,700	463,636	463,636
CME E-mini S&P 500 Index Contracts (United States)	450	Sep 2024	125,055,000	1,184,218	1,184,218
CME E-mini S&P MidCap 400 Index Contracts (United States)	21	Sep 2024	6,552,210	204,181	204,181

TOTAL FUTURES CONTRACTS					1,852,035
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,205,280.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $5,771,580 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $21,918 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,416,323	1,676,644,062	1,634,111,825	2,209,902	(1,038)	-	112,947,522	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	139,645,916	407,312,742	387,456,121	1,448,291	-	-	159,502,537	0.7%
Total	210,062,239	2,083,956,804	2,021,567,946	3,658,193	(1,038)	-	272,450,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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